ISI
INTERNATIONAL STRATEGY & INVESTMENT

                                       ISI

                                    STRATEGY

                                   FUND SHARES

                      (A CLASS OF ISI STRATEGY FUND, INC.)

                                    STRATEGY

                                  ANNUAL REPORT
                                  MAY 31, 2000

INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------
We are pleased to report on the progress of the fund during the fiscal year. Over this time frame, the total return was 6.09%. From its inception on September 16, 1997, the cumulative total return is 32.01%. These figures assume the reinvestment of dividends and exclude the impact of any sales charges. The equity and bond markets have been very volatile over the last year but equities have outperformed bonds: Wilshire 5000 Index +10.33%; Lehman Treasury Index +3.35%. Please see the following charts.

WILSHIRE 5000
6/1/99 - 5/31/00
--------------------------------------------------------------------------------
[graphic omitted]
plot points as follows:

6/1/99   11902.5
6/2/99   11894.6
6/3/99   11927.3
6/4/99   12152.3
6/7/99   12239.5
6/8/99   12100.7
6/9/99   12120.9
6/10/99  11982
6/11/99  11885.2
6/14/99  11829.3
6/15/99  11882.7
6/16/99  12144.8
6/17/99  12240.7
6/18/99  12268.5
6/21/99  12344.5
6/22/99  12238.9
6/23/99  12217.3
6/24/99  12072.9
6/25/99  12060.8
6/28/99  12192.4
6/29/99  12377.9
6/30/99  12583.6
7/1/99   12643.5
7/2/99   12735.9
7/6/99   12725.1
7/7/99   12758.1
7/8/99   12749.9
7/9/99   12838.4
7/12/99  12802
7/13/99  12758.9
7/14/99  12813.1
7/15/99  12920.9
7/16/99  12976.9
7/19/99  12877.1
7/20/99  12606.4
7/21/99  12631.3
7/22/99  12470.3
7/23/99  12436.6
7/26/99  12314.3
7/27/99  12450.1
7/28/99  12477.5
7/29/99  12265.1
7/30/99  12169.7
8/2/99   12143.2
8/3/99   12061.3
8/4/99   11882.6
8/5/99   11950.9
8/6/99   11842.7
8/9/99   11800.4
8/10/99  11663.9
8/11/99  11840.4
8/12/99  11832.7
8/13/99  12075.2
8/16/99  12109
8/17/99  12227.7
8/18/99  12145
8/19/99  12060.5
8/20/99  12170.1
8/23/99  12367.2
8/24/99  12393.6
8/25/99  12540.8
8/26/99  12394.9
8/27/99  12277
8/30/99  12069.5
8/31/99  12042.2
9/1/99   12129
9/2/99   12019.2
9/3/99   12350.5
9/7/99   12322.6
9/8/99   12265.1
9/9/99   12303.5
9/10/99  12347.2
9/13/99  12278.7
9/14/99  12211.9
9/15/99  12055.8
9/16/99  12032.5
9/17/99  12182.6
9/20/99  12176.7
9/21/99  11942.8
9/22/99  11974.9
9/23/99  11704.1
9/24/99  11675.9
9/27/99  11722
9/28/99  11697.5
9/29/99  11607.9
9/30/99  11713.8
10/1/99  11703.3
10/4/99  11892.9
10/5/99  11879.1
10/6/99  12092.7
10/7/99  12035.8
10/8/99  12170.4
10/11/99 12197.1
10/12/99 11989.4
10/13/99 11757.6
10/14/99 11751.2
10/15/99 11446.6
10/18/99 11456.4
10/19/99 11534.3
10/20/99 11765.8
10/21/99 11719.6
10/22/99 11874.3
10/25/99 11825.3
10/26/99 11737
10/27/99 11846.4
10/28/99 12229.2
10/29/99 12449.5
11/1/99  12403.2
11/2/99  12369.5
11/3/99  12452.5
11/4/99  12534.6
11/5/99  12619.2
11/8/99  12688.9
11/10/99 12653.6
11/11/99 12697.9
11/12/99 12842.7
11/15/99 12844.8
11/16/99 13078
11/17/99 13002.8
11/18/99 13148.6
11/19/99 13126.3
11/22/99 13127.9
11/23/99 12961.5
11/24/99 13078.8
11/26/99 13101.7
11/29/99 13018.3
11/30/99 12851.9
12/1/99  12923.5
12/2/99  13067.2
12/3/99  13281.1
12/6/99  13219.9
12/7/99  13162.2
12/8/99  13142.9
12/9/99  13183.8
12/10/99 13254.9
12/13/99 13247.1
12/14/99 13088.9
12/15/99 13153.2
12/16/99 13224.4
12/17/99 13251
12/20/99 13248.6
12/21/99 13431.2
12/22/99 13473.3
12/23/99 13652.8
12/27/99 13626.6
12/28/99 13652.2
12/29/99 13734.1
12/30/99 13737.7
12/31/99 13812.7
1/3/00   13709.4
1/4/00   13168.8
1/5/00   13178.5
1/6/00   13134.2
1/7/00   13497
1/10/00  13722.7
1/11/00  13511.9
1/12/00  13426.6
1/13/00  13633.2
1/14/00  13795.3
1/18/00  13759.2
1/19/00  13807.6
1/20/00  13774
1/21/00  13793.4
1/24/00  13433.4
1/25/00  13507.2
1/26/00  13451.8
1/27/00  13395.7
1/28/00  13017.7
1/31/00  13230.6
2/1/00   13392.8
2/2/00   13416.3
2/3/00   13606
2/4/00   13603.8
2/7/00   13642.9
2/8/00   13813.7
2/9/00   13554.6
2/10/00  13631.8
2/11/00  13385.6
2/14/00  13418.3
2/15/00  13503
2/16/00  13422.2
2/17/00  13482.8
2/18/00  13124.3
2/22/00  13150
2/23/00  13294.6
2/24/00  13285
2/25/00  13142.7
2/28/00  13258.8
2/29/00  13511
3/1/00   13693
3/2/00   13692.2
3/3/00   13999.5
3/6/00   13877.5
3/7/00   13583.9
3/8/00   13667.9
3/9/00   14006.4
3/10/00  13952
3/13/00  13762.7
3/14/00  13461
3/15/00  13608.8
3/16/00  14202.2
3/17/00  14273.5
3/20/00  14053.2
3/21/00  14346.2
3/22/00  14521.3
3/23/00  14734.2
3/24/00  14751.6
3/27/00  14703.9
3/28/00  14508.5
3/29/00  14384.6
3/30/00  14133.9
3/31/00  14296.2
4/3/00   14121.6
4/4/00   13955.8
4/5/00   13948.5
4/6/00   14146.6
4/7/00   14341.1
4/10/00  14083.1
4/11/00  13972.6
4/12/00  13586.3
4/13/00  13335.4
4/14/00  12475.1
4/17/00  12849.6
4/18/00  13329
4/19/00  13221.4
4/20/00  13249.4
4/24/00  13126.5
4/25/00  13608
4/26/00  13449.3
4/27/00  13545.3
4/28/00  13541.7
5/1/00   13726.8
5/2/00   13457.9
5/3/00   13179.2
5/4/00   13181.8
5/5/00   13385.8
5/8/00   13264.2
5/9/00   13119.3
5/10/00  12788.7
5/11/00  13041.4
5/12/00  13151.1
5/15/00  13437.6
5/16/00  13601.4
5/17/00  13417.7
5/18/00  13280.6
5/19/00  12980.7
5/22/00  12893.3
5/23/00  12610.7
5/24/00  12804.2
5/25/00  12646.6
5/26/00  12617
5/30/00  13080.6
5/31/00  13053

     Strategy Fund performance was helped by its over 60% equity weighting and under 40% bond weighting. Currently the Fund has 56% in stocks, which is lower than the Fund's typical allocation for most of the fiscal year. ISI expects that a slowing economy will blunt corporate profit growth over the balance of 2000. With stock market valuations historically high, the tolerance for earnings shortfalls is very limited and should put some pressure on prices. We expect the pressure on stocks will be modest because of falling interest rates. Please see ISI's "Market Outlook" discussion that follows this letter for more on the expected performance of stocks and bonds.

30 YEAR U.S. TREASURY YIELD
5/31/99 - 5/31/00
--------------------------------------------------------------------------------
[graphic omitted]
plot points as follows:

     5/31/99      5.828
     6/1/99       5.924
     6/2/99       5.933
     6/3/99       5.963
     6/4/99       5.963
     6/7/99       5.965
     6/8/99       5.994
     6/9/99       6.025
     6/10/99      6.063
     6/11/99      6.159
     6/14/99      6.1
     6/15/99      6.111
     6/16/99      6.065
     6/17/99      5.963
     6/18/99      5.972
     6/21/99      6.018
     6/22/99      6.057
     6/23/99      6.147
     6/24/99      6.161
     6/25/99      6.149
     6/28/99      6.094
     6/29/99      6.068
     6/30/99      5.963
     7/1/99       6.01
     7/2/99       5.998
     7/5/99       5.996
     7/6/99       6.036
     7/7/99       6.048
     7/8/99       5.991
     7/9/99       5.998
     7/12/99      5.907
     7/13/99      5.91
     7/14/99      5.914
     7/15/99      5.918
     7/16/99      5.884
     7/19/99      5.901
     7/20/99      5.885
     7/21/99      5.904
     7/22/99      5.97
     7/23/99      6.025
     7/26/99      6.028
     7/27/99      6.01
     7/28/99      6.009
     7/29/99      6.071
     7/30/99      6.103
     8/2/99       6.121
     8/3/99       6.164
     8/4/99       6.107
     8/5/99       6.039
     8/6/99       6.175
     8/9/99       6.233
     8/10/99      6.241
     8/11/99      6.207
     8/12/99      6.277
     8/13/99      6.103
     8/16/99      6.087
     8/17/99      6.008
     8/18/99      5.995
     8/19/99      6.031
     8/20/99      5.985
     8/23/99      5.983
     8/24/99      5.931
     8/25/99      5.857
     8/26/99      5.901
     8/27/99      5.976
     8/30/99      6.06
     8/31/99      6.059
     9/1/99       6.078
     9/2/99       6.134
     9/3/99       6.018
     9/6/99       6.024
     9/7/99       6.073
     9/8/99       6.068
     9/9/99       6.093
     9/10/99      6.041
     9/13/99      6.052
     9/14/99      6.119
     9/15/99      6.104
     9/16/99      6.076
     9/17/99      6.056
     9/20/99      6.071
     9/21/99      6.089
     9/22/99      6.084
     9/23/99      5.989
     9/24/99      5.973
     9/27/99      6.011
     9/28/99      6.085
     9/29/99      6.124
     9/30/99      6.05
     10/1/99      6.134
     10/4/99      6.087
     10/5/99      6.177
     10/6/99      6.18
     10/7/99      6.183
     10/8/99      6.195
     10/11/99     6.197
     10/12/99     6.224
     10/13/99     6.278
     10/14/99     6.325
     10/15/99     6.257
     10/18/99     6.319
     10/19/99     6.351
     10/20/99     6.335
     10/21/99     6.356
     10/22/99     6.351
     10/25/99     6.35
     10/26/99     6.384
     10/27/99     6.331
     10/28/99     6.252
     10/29/99     6.163
     11/1/99      6.179
     11/2/99      6.139
     11/3/99      6.132
     11/4/99      6.102
     11/5/99      6.056
     11/8/99      6.052
     11/9/99      6.07
     11/10/99     6.09
     11/11/99     6.088
     11/12/99     6.036
     11/15/99     6.024
     11/16/99     6.063
     11/17/99     6.132
     11/18/99     6.168
     11/19/99     6.162
     11/22/99     6.19
     11/23/99     6.196
     11/24/99     6.211
     11/25/99     6.211
     11/26/99     6.232
     11/29/99     6.308
     11/30/99     6.293
     12/1/99      6.293
     12/2/99      6.321
     12/3/99      6.252
     12/6/99      6.238
     12/7/99      6.2
     12/8/99      6.229
     12/9/99      6.214
     12/10/99     6.166
     12/13/99     6.202
     12/14/99     6.306
     12/15/99     6.325
     12/16/99     6.391
     12/17/99     6.374
     12/20/99     6.443
     12/21/99     6.461
     12/22/99     6.451
     12/23/99     6.489
     12/24/99     6.486
     12/27/99     6.465
     12/28/99     6.473
     12/29/99     6.443
     12/30/99     6.418
     12/31/99     6.477
     1/3/00       6.622
     1/4/00       6.537
     1/5/00       6.621
     1/6/00       6.552
     1/7/00       6.546
     1/10/00      6.584
     1/11/00      6.67
     1/12/00      6.719
     1/13/00      6.653
     1/14/00      6.697
     1/17/00      6.689
     1/18/00      6.747
     1/19/00      6.716
     1/20/00      6.747
     1/21/00      6.694
     1/24/00      6.649
     1/25/00      6.634
     1/26/00      6.57
     1/27/00      6.519
     1/28/00      6.452
     1/31/00      6.49
     2/1/00       6.423
     2/2/00       6.284
     2/3/00       6.136
     2/4/00       6.271
     2/7/00       6.341
     2/8/00       6.231
     2/9/00       6.314
     2/10/00      6.429
     2/11/00      6.269
     2/14/00      6.227
     2/15/00      6.246
     2/16/00      6.265
     2/17/00      6.218
     2/18/00      6.157
     2/21/00      6.159
     2/22/00      6.085
     2/23/00      6.126
     2/24/00      6.137
     2/25/00      6.129
     2/28/00      6.187
     2/29/00      6.14
     3/1/00       6.157
     3/2/00       6.131
     3/3/00       6.131
     3/6/00       6.143
     3/7/00       6.145
     3/8/00       6.161
     3/9/00       6.152
     3/10/00      6.176
     3/13/00      6.17
     3/14/00      6.09
     3/15/00      6.079
     3/16/00      6.043
     3/17/00      6
     3/20/00      6.003
     3/21/00      5.969
     3/22/00      5.957
     3/23/00      5.907
     3/24/00      5.986
     3/27/00      5.978
     3/28/00      5.977
     3/29/00      5.974
     3/30/00      5.878
     3/31/00      5.828
     4/3/00       5.812
     4/4/00       5.773
     4/5/00       5.778
     4/6/00       5.794
     4/7/00       5.709
     4/10/00      5.668
     4/11/00      5.77
     4/12/00      5.813
     4/13/00      5.792
     4/14/00      5.776
     4/17/00      5.931
     4/18/00      5.91
     4/19/00      5.847
     4/20/00      5.83
     4/21/00      5.827
     4/24/00      5.874
     4/25/00      5.936
     4/26/00      5.944
     4/27/00      5.985
     4/28/00      5.96
     5/1/00       5.988
     5/2/00       6.011
     5/3/00       6.116
     5/4/00       6.155
     5/5/00       6.188
     5/8/00       6.243
     5/9/00       6.213
     5/10/00      6.149
     5/11/00      6.146
     5/12/00      6.201
     5/15/00      6.154
     5/16/00      6.113
     5/17/00      6.184
     5/18/00      6.227
     5/19/00      6.206
     5/22/00      6.185
     5/23/00      6.16
     5/24/00      6.193
     5/25/00      6.106
     5/26/00      6.059
     5/29/00      6.06
     5/30/00      6.092
     5/31/00      6.008

EQUITY PORTFOLIO

     The goal of the Fund's equity portfolio is to provide broad exposure to the U.S. equity market as represented by the Wilshire 5000 Index, the broadest measure of the U.S. equity market. Currently, the equity portfolio has 1,645 names. The portfolio is constructed to match the index as closely as is possible on the basis of capitalization and industry exposures. The Fund's industry profile compared to the Wilshire 5000 Index is shown on the following page.

--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING COMPARISON
                                 (AS OF 5/31/00)
--------------------------------------------------------------------------------
                         Percent of Portfolio Market Value
                         ---------------------------------
  Industry                 Portfolio (%)    Index (%)
--------------------------------------------------------------------------------
  Aerospace                     0.9             0.9
--------------------------------------------------------------------------------
  Air Transportation            0.4             0.4
--------------------------------------------------------------------------------
  Apparel                       0.3             0.3
--------------------------------------------------------------------------------
  Banks                         5.3             5.2
--------------------------------------------------------------------------------
  Business Machines            12.7            12.6
--------------------------------------------------------------------------------
  Business Services             7.3             7.7
--------------------------------------------------------------------------------
  Chemicals                     1.3             1.3
--------------------------------------------------------------------------------
  Construction                  0.5             0.5
--------------------------------------------------------------------------------
  Consumer Durables             0.2             0.2
--------------------------------------------------------------------------------
  Containers                    0.1             0.1
--------------------------------------------------------------------------------
  Cosmetics                     1.3             1.2
--------------------------------------------------------------------------------
  Domestic Oil                  0.8             0.9
--------------------------------------------------------------------------------
  Drugs & Medicine             10.4            10.5
--------------------------------------------------------------------------------
  Electronics                  11.4            11.3
--------------------------------------------------------------------------------
  Energy & Utilities            3.1             3.0
--------------------------------------------------------------------------------
  Energy - Raw Materials        1.3             1.4
--------------------------------------------------------------------------------
  Food &  Agriculture           2.8             2.7
--------------------------------------------------------------------------------
  Insurance                     3.1             3.0
--------------------------------------------------------------------------------
  International Oil             2.5             2.5
--------------------------------------------------------------------------------
  Liquor                        0.3             0.3
--------------------------------------------------------------------------------
  Media                         4.1             4.1
--------------------------------------------------------------------------------
  Miscellaneous Finance         6.5             6.5
--------------------------------------------------------------------------------
  Miscellaneous 1               0.5             0.8
--------------------------------------------------------------------------------
  Motor Vehicles                1.2             1.2
--------------------------------------------------------------------------------
  Non-Durables & Entertainment  0.9             0.9
--------------------------------------------------------------------------------
  Non-Ferrous Metals            0.3             0.3
--------------------------------------------------------------------------------
  Optical & Photo               0.5             0.5
--------------------------------------------------------------------------------
  Paper & Forest Products       0.8             0.8
--------------------------------------------------------------------------------
  Producer Goods                5.3             5.2
--------------------------------------------------------------------------------
  Real Property                 0.3             0.3
--------------------------------------------------------------------------------
  Retail                        5.4             5.3
--------------------------------------------------------------------------------
  RR & Shipping                 0.3             0.3
--------------------------------------------------------------------------------
  Steel                         0.1             0.1
--------------------------------------------------------------------------------
  Telephone                     6.5             6.4
--------------------------------------------------------------------------------
  Tires & Rubber                0.1             0.1
--------------------------------------------------------------------------------
  Tobacco                       0.5             0.5
--------------------------------------------------------------------------------
  Travel & Recreation           0.5             0.5
--------------------------------------------------------------------------------
  Trucking & Freight            0.2             0.2

     1 No one industry represents more than 0.1% of the portfolio.

     Similarly, the market capitalization profile of the portfolio is representative of the index. The largest companies in the portfolio are held in approximately the same weighting as that of the index (see the chart below). The remaining portfolio holdings reflect a sampling of stocks from each capitalization range, giving the overall portfolio a capitalization profile which enables it to closely track the index.

                                TOP 10 HOLDINGS
                                 (AS OF 5/31/00)
--------------------------------------------------------------------------------
                            ISI Strategy Fund   Wilshire 5000
                            Equity Portfolio     % Market
  Company                    % Market Value        Value
--------------------------------------------------------------------------------
  General Electric Co.             3.42%           3.41%
--------------------------------------------------------------------------------
  Intel Corp.                      2.73            2.74
--------------------------------------------------------------------------------
  Cisco Systems, Inc.              2.56            2.56
--------------------------------------------------------------------------------
  Microsoft Corp.                  2.15            2.14
--------------------------------------------------------------------------------
  Exxon Mobil Corp.                1.89            1.89
--------------------------------------------------------------------------------
  Wal Mart Stores, Inc.            1.70            1.70
--------------------------------------------------------------------------------
  Citigroup, Inc.                  1.36            1.38
--------------------------------------------------------------------------------
  OracleSystemsCorp.               1.34            1.33
--------------------------------------------------------------------------------
  International Business Machines  1.26           1.27
--------------------------------------------------------------------------------
  Lucent Technologies              1.20            1.20
--------------------------------------------------------------------------------
  Subtotal                        19.61%          19.62%

BOND PORTFOLIO

     For most of the fiscal year our economic outlook leaned towards faster growth, which we saw causing some price erosion for bonds. As a result, the bond allocation was smaller than the stock allocation and the bond portfolio's average maturity was conservative (around 7.5 years) especially in the Fall and Winter of 1999. Recently, as ISI's Company Business Activity Surveys turned down, we began to lengthen the bond portfolio. This process began late in the fiscal year resulting in a small extension by May 31st and the extension program continued, so that by mid-June the Fund's total portfolio average maturity was
9.2 years. ISI expects that the six

INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------
(CONCLUDED)

Federal Reserve tightening steps, along with other Central Bank tightenings will contain the present cyclical rise of inflation. As a result, ISI expects that the yield on ten-year Treasuries will fall about 50 basis points by the end of 2000.

     We appreciate the vote of confidence you have given the newest member of the ISI Family of Funds.

Sincerely,

/S/SIGNATURE R. ALAN MEDAUGH

R. Alan Medaugh
President

June 15, 2000

MARKET OUTLOOK
--------------------------------------------------------------------------------

OVERVIEW

     Looking ahead six months, two big economic factors are likely to influence the direction of stock and bond prices. The first factor is the pace of U.S. growth and the second factor is the level of inflation. ISI expects growth to slow and inflation to moderate. This combination is quite favorable for bonds but somewhat less favorable for stocks.

GROWTH

     The economy is now registering its fastest growth during this expansion cycle (beginning 1991). The long expansion and recent strong growth has created 22 million new jobs and at the same time significantly reduced the pool of available workers. The unemployment rate was 4.1% in May, 2000. So far, labor productivity has more than offset wage increases, so unit labor costs are still negative. This Goldilocks story has meant high rates of non-inflationary growth. Prices of financial assets have generally benefited in this environment. The Federal Reserve has sensed that the cumulative risks associated with this fast growth has reached a stage where it is pushed to increase short term rates. The Federal Reserve has increased its benchmark rate six times in an effort to cool off growth. ISI's Company Surveys have recently signaled a slowing of the economy meaning the year- long round of tightening has begun to affect the real economy. Employment growth has slowed recently, another indication of a change in the economy. Please see the following two graphs for the most current readings on the U.S. economy.

--------------------------------------------------------------------------------

                     ISI COMPANY SURVEYS OVERALL AVERAGE 1
                                1/5/96 - 5/26/00

[graphic omitted]
plot points as follows:

5 Jan 96                       45.3
12 Jan 96                      46.2
19 Jan 96                      46.7
26 Jan 96                      47.2
2 Feb 96                       47.3
9 Feb 96                       47.4
16 Feb 96                      49.5
23 Feb 96                      50.7
1 Mar 96                       51.9
8 Mar 96                       53.6
15 Mar 96                      52.8
22 Mar 96                      51.6
29 Mar 96                      50.9
5 Apr 96                       50.3
12 Apr 96                      50
19 apr 96                      50
26 apr 96                      50.4
3 May 96                       50.4
10 May 96                      51.6
17 May 96                      52
24 may 96                      52
31 may 96                      51.8
7 Jun 96                       51.7
14 Jun 96                      51.8
21 Jun 96                      50.8
28 Jun 96                      50.5
5 Jul 96                       50.1
12 Jul 96                      49.3
19 Jul 96                      49.1
26 Jul 96                      48.4
2 Aug 96                       47.6
9 Aug 96                       48.1
16 Aug 96                      48.5
23 Aug 96                      49.3
30 Aug 96                      49.7
6 Sep 96                       50.4
13 Sep 96                      50.2
20 Sep 96                      49.9
27 Sep 96                      49.5
4 Oct 96                       49.2
11 Oct 96                      49.4
18 Oct 96                      49.5
25 Oct 96                      49.8
1 Nov 96                       49
8 nov 96                       48.4
15 Nov 96                      48.1
22 Nov 96                      47.7
29 Nov 96                      47.6
6 Dec 96                       47.7
13 Dec 96                      47.2
20 Dec 96                      46.5
27 Dec 96                      46.7
3 Jan 97                       46.7
10 Jan 97                      47.5
17 Jan 97                      48.1
24 Jan 97                      48.8
31 Jan 97                      49.2
7 Feb 97                       50.2
14 Feb 97                      51.3
21 Feb 97                      51.3
28 Feb 97                      51.7
7 Mar 97                       51.8
14 Mar 97                      52.3
21 Mar 97                      52.7
28 Mar 97                      53
4 apr 97                       52.3
11 Apr 97                      51.8
18 Apr 97                      51.4
25 Apr 97                      50.5
2 May 97                       50.1
9 May 97                       49.5
16 May 97                      49.2
23 May 97                      49.5
30 May 97                      49.6
6 Jun 97                       49.8
13 Jun 97                      49.6
20 Jun 97                      50
27 jun 97                      50.8
4 Jul 97                       51.1
11 Jul 97                      52.3
18 Jul 97                      53.1
25 Jul 97                      53.7
1 Aug 97                       54.3
8 Aug 97                       54.9
15 Aug 97                      55
22 aug 97                      55
29 aug 97                      55.2
5 Sep 97                       54.6
12 Sep 97                      54.4
19 Sep 97                      53.6
26 Sep 97                      52.7
3 Oct 97                       51.9
10 Oct 97                      51.2
17 Oct 97                      51.6
24 Oct 97                      51.9
31 Oct 97                      52.9
7 Nov 97                       53.6
14 Nov 97                      53.5
21 Nov 97                      53.4
28 Nov 97                      52.3
5 Dec 97                       51.5
12 Dec 97                      50.4
19 Dec 97                      49.1
26 Dec 97                      48.9
2 Jan 98                       48.7
9 Jan 98                       49.7
16 Jan 98                      50.9
23 Jan 98                      51.5
30 Jan 98                      52.2
6 Feb 98                       53.1
13 Feb 98                      53.4
20 Feb 98                      54
27 feb 98                      54.7
6 Mar 98                       55.1
13 Mar 98                      55.1
20 Mar 98                      55.1
27 Mar 98                      55
3 apr 98                       55.1
10 Apr 98                      55.9
17 Apr 98                      56.4
24 Apr 98                      57.2
1 May 98                       56.9
8 May 98                       57.2
15 May 98                      56.9
22 May 98                      56.8
29 May 98                      56.8
5 Jun 98                       56.8
12 Jun 98                      56.4
19 Jun 98                      55.4
26 Jun 98                      54.4
3 Jul 98                       53.8
10 Jul 98                      53.2
17 Jul 98                      53.1
24 Jul 98                      53
31 jul 98                      52.4
7 Aug 98                       53.2
14 Aug 98                      52.8
21 Aug 98                      52.4
28 Aug 98                      52.2
4 Sep 98                       51.6
11 Sep 98                      52.3
18 Sep 98                      52.5
25 Sep 98                      52.2
2 Oct 98                       51.2
9 Oct 98                       50.9
16 Oct 98                      51
23 oct 98                      50.2
30 Oct 98                      50
6 nov 98                       48.7
13 Nov 98                      47.8
20 Nov 98                      48.2
27 Nov 98                      48.4
4 Dec 98                       48.9
11 Dec 98                      49.4
18 Dec 98                      49.3
25 Dec 98                      49.3
1 Jan 99                       49.7
8 Jan 99                       50.5
15 Jan 99                      51.6
22 Jan 99                      52.3
29 Jan 99                      52.9
5 Feb 99                       53.4
12 Feb 99                      53.5
19 Feb 99                      54.1
26 Feb 99                      53.9
5 Mar 99                       53.1
12 Mar 99                      53.2
19 Mar 99                      53.3
26 Mar 99                      53.8
2 Apr 99                       54.6
9 Apr 99                       55.1
16 Apr 99                      54.7
23 Apr 99                      54.3
30 Apr 99                      54.5
7 May 99                       54.6
14 May 99                      55
21 may 99                      55.3
28 May 99                      55.5
4 Jun 99                       55.8
11 Jun 99                      56.2
18 Jun 99                      56.7
25 Jun 99                      56.3
2 Jul 99                       55.9
9 Jul 99                       55.7
16 Jul 99                      55.1
23 Jul 99                      54.9
30 Jul 99                      55.1
6 Aug 99                       55
13 aug 99                      54.7
20 Aug 99                      54.7
27 Aug 99                      53.7
3 Sep 99                       53
10 sep 99                      53.1
17 Sep 99                      53.1
24 Sep 99                      53.8
1 Oct 99                       54.1
8 Oct 99                       54.2
15 Oct 99                      53.9
22 Oct 99                      53.4
29 Oct 99                      52.8
5 Nov 99                       52
12 nov 99                      51.8
19 Nov 99                      51.1
26 Nov 99                      51.3
3 Dec 99                       52.2
10 Dec 99                      52.9
17 Dec 99                      52.8
24 Dec 99                      52.6
31 Dec 99                      52.2
7 Jan 00                       52.1
14 Jan 00                      53.6
21 Jan 00                      54.9
28 Jan 00                      55.6
4 Feb 00                       55.6
11 Feb 00                      56.1
18 Feb 00                      56.4
25 Feb 00                      57.5
3 Mar 00                       58.6
10 Mar 00                      59.4
17 Mar 00                      59.5
24 Mar 00                      59.1
31 Mar 00                      59.3
7 Apr 00                       59.3
14 Apr 00                      59.8
21 Apr 00                      60.3
28 Apr 00                      59.7
5 May 00                       59.6
12 May 00                      59.6
19 May 00                      59.1
26 May 00                      58.9


1 ISI's surveys of retailers, auto dealers, manufacturing companies, home builders, banks and technology companies where 0 = weak sales and 100 = strong sales, based on a four week moving average.

                            U.S. STRENGTH/WEAKNESS 2
                                1/1/96 - 5/29/00

[graphic omitted]
plot points as follows:

1-Jan-96                       -2.9
8-Jan-96                       -2.3
15-Jan-96                      -2.8
22-Jan-96                      -2.5
29-Jan-96                      -2.8
5-Feb-96                       -2.5
12-Feb-96                      -3
19-Feb-96                      -2.6
26-Feb-96                      -1.9
4-Mar-96                       -0.9
11-Mar-96                      -0.3
18-Mar-96                       0.1
25-Mar-96                      -0.5
1-Apr-96                       -1.5
8-Apr-96                       -0.6
15-Apr-96                       0.2
22-Apr-96                       0.5
29-Apr-96                       1.2
6-May-96                        1.8
13-May-96                       3.1
20-May-96                       2.6
27-May-96                       2.6
3-Jun-96                        2
10-Jun-96                       3.2
17-Jun-96                       3.5
24-Jun-96                       3.8
1-Jul-96                        4.5
8-Jul-96                        4.7
15-Jul-96                       4.2
22-Jul-96                       4.5
29-Jul-96                       3.7
5-Aug-96                        3.5
12-Aug-96                       2.8
19-Aug-96                       2.6
26-Aug-96                       2.5
2-Sep-96                        1.5
9-Sep-96                        2.1
16-Sep-96                       2
23-Sep-96                       2.5
30-Sep-96                       2
7-Oct-96                        1.2
14-Oct-96                       1.2
21-Oct-96                       0.9
28-Oct-96                       1.5
4-Nov-96                        0.2
11-Nov-96                       0.4
18-Nov-96                       1.1
25-Nov-96                       0.8
2-Dec-96                        1.8
9-Dec-96                        0.4
16-Dec-96                      -0.3
23-Dec-96                      -0.2
30-Dec-96                       1.1
6-Jan-97                        1.1
13-Jan-97                       1.9
20-Jan-97                       1.8
27-Jan-97                       1.5
3-Feb-97                        1.8
10-Feb-97                       2.6
17-Feb-97                       3.2
24-Feb-97                       3.2
3-Mar-97                        4.1
10-Mar-97                       4.9
17-Mar-97                       6.1
24-Mar-97                       6.2
31-Mar-97                       6.5
7-Apr-97                        6.8
14-Apr-97                       5.7
21-Apr-97                       5.8
28-Apr-97                       5.5
5-May-97                        5
12-May-97                       4.6
19-May-97                       3.6
26-May-97                       3.7
2-Jun-97                        3.2
9-Jun-97                        2
16-Jun-97                       2.2
23-Jun-97                       1.5
30-Jun-97                       1.3
7-Jul-97                        0.7
14-Jul-97                       1.1
21-Jul-97                       1.1
28-Jul-97                       1.7
4-Aug-97                        3.2
11-Aug-97                       3.7
18-Aug-97                       3.2
25-Aug-97                       3.4
1-Sep-97                        3.9
8-Sep-97                        4.1
15-Sep-97                       3.7
22-Sep-97                       3.2
29-Sep-97                       2.9
6-Oct-97                        3.3
13-Oct-97                       3.5
20-Oct-97                       4
27-Oct-97                       2.8
3-Nov-97                        1.4
10-Nov-97                       1.2
17-Nov-97                       1.9
24-Nov-97                       2.2
1-Dec-97                        1.8
8-Dec-97                        2.5
15-Dec-97                       2.4
22-Dec-97                       2.2
29-Dec-97                       2.2
5-Jan-98                        2.1
12-Jan-98                       2.4
19-Jan-98                       2.5
26-Jan-98                       3.3
2-Feb-98                        4.1
9-Feb-98                        4.8
16-Feb-98                       3.9
23-Feb-98                       3.2
2-Mar-98                        3.8
9-Mar-98                        3.5
16-Mar-98                       3.1
23-Mar-98                       3.5
30-Mar-98                       3.5
6-Apr-98                        2.8
13-Apr-98                       3
20-Apr-98                       2.5
27-Apr-98                       2.1
4-May-98                        2.8
11-May-98                       1.4
18-May-98                       1.5
25-May-98                       1.5
1-Jun-98                        0.2
8-Jun-98                        0.8
15-Jun-98                       0.8
22-Jun-98                       0.6
29-Jun-98                       0.6
6-Jul-98                        0.4
13-Jul-98                      -0.3
20-Jul-98                      -1.5
27-Jul-98                      -1.8
3-Aug-98                       -2.8
10-Aug-98                      -2.5
17-Aug-98                      -2.5
24-Aug-98                      -2.2
31-Aug-98                      -2
7-Sep-98                       -3
14-Sep-98                      -2.3
21-Sep-98                      -2.7
28-Sep-98                      -2.7
5-Oct-98                       -3.3
12-Oct-98                      -3.5
19-Oct-98                      -3.1
26-Oct-98                      -3.8
2-Nov-98                       -3.8
9-Nov-98                       -4.9
16-Nov-98                      -4.5
23-Nov-98                      -4.5
30-Nov-98                      -4
7-Dec-98                       -4.6
14-Dec-98                      -5.5
21-Dec-98                      -4.4
28-Dec-98                      -4.2
4-Jan-99                       -1.9
11-Jan-99                      -0.4
18-Jan-99                       0.6
25-Jan-99                       2.6
1-Feb-99                        4.2
8-Feb-99                        6.6
15-Feb-99                       6.5
22-Feb-99                       6.2
1-Mar-99                        6.5
8-Mar-99                        8.1
15-Mar-99                       8.8
22-Mar-99                       8.2
29-Mar-99                       8.2
5-Apr-99                        7.5
12-Apr-99                       6.9
19-Apr-99                       6.2
26-Apr-99                       5.9
3-May-99                        5.8
10-May-99                       5.3
17-May-99                       5.3
24-May-99                       5.2
31-May-99                       4.5
7-Jun-99                        3.5
14-Jun-99                       3.3
21-Jun-99                       3.8
28-Jun-99                       3
5-Jul-99                        3.4
12-Jul-99                       3.2
19-Jul-99                       3.3
26-Jul-99                       2.7
2-Aug-99                        2.4
9-Aug-99                        1.5
16-Aug-99                       1.8
23-Aug-99                       1.8
30-Aug-99                       1.4
6-Sep-99                        1
13-Sep-99                       1.4
20-Sep-99                       1.3
27-Sep-99                       1.5
4-Oct-99                        1.2
11-Oct-99                       1.5
18-Oct-99                       1.7
25-Oct-99                       2.2
1-Nov-99                        1.1
8-Nov-99                        0.5
15-Nov-99                       1.2
22-Nov-99                       1.9
29-Nov-99                       3.4
6-Dec-99                        3.5
13-Dec-99                       3.9
20-Dec-99                       4.3
27-Dec-99                       5.2
3-Jan-00                        5.8
10-Jan-00                       5.5
17-Jan-00                       6.5
24-Jan-00                       7
31-Jan-00                       7.1
7-Feb-00                        8.7
14-Feb-00                       8.8
21-Feb-00                       8.5
28-Feb-00                       8.5
6-Mar-00                       10
13-Mar-00                      10
20-Mar-00                       9.9
27-Mar-00                       9.7
3-Apr-00                        9.8
10-Apr-00                      10
17-Apr-00                       9.4
24-Apr-00                       9.1
1-May-00                        9.3
8-May-00                        9.2
15-May-00                       8.9
22-May-00                       9.5
29-May-00                       8.8

2 Analysis by ISI of weekly economic reports based on a thirteen week moving average.

     ISI sees real growth slowing this quarter and expects an even slower growth rate in the second half of 2000. This is likely to put pressure on corporate profits as demand slows. With stock valuations at unusually high levels, profit disappointments could hurt stock prices at least temporarily. Possibly reacting to a change in the outlook for profits, the Wilshire 5000 Index after a strong 1999 is down so far this year. The retracement is even more significant in the NASDAQ Index. Equity analysts are also revising down their profit estimates more than they are raising them, and that is a major shift from earlier this year, when increasing estimates dominated. Long- term interest rates have recently dropped. This is true for both Treasury and corporate bonds. A slowing growth environment benefits bonds as it reduces the financing requirements and constrains the risk of inflation. Lower long-term interest rates can indirectly benefit stock prices because they lower the rate of return available from a competing class of assets.

INFLATION

     The inflation rate (Consumer Price Index) has crept up from 1.0% in 1998 to 2.0% in 1999 and it is now 3.1%. Rising commodity prices, in part, reflect a dramatic change in worldwide growth from the Asia crisis environment of 1998 to the record highs in early 2000. Very recently the trend seems to have reversed. Please see the ISI's Global Strength / Weakness chart on the following page.

     The more recent reversal in the growth indicator shown above may lead to a retracement in commodity prices. If the world economy is slowing, rising energy prices will mean falling prices for other commodities. If growth were to rebound, then an energy price surge can be accompanied by price increases for other commodities. Commodity prices are an important inflation indicator.

     ISI expects inflationary pressures will be with us until the Fall. This is likely to keep the Federal Reserve on its toes and means that the Federal Funds Rate

MARKET OUTLOOK (CONCLUDED)
--------------------------------------------------------------------------------
                           GLOBAL STRENGTH/WEAKNESS 2
                               9/26/94 - 5/29/00

[graphic omitted]
plot points as follows:

26-Sep-94                       1.5
3-Oct-94                        2.2
10-Oct-94                       3.1
17-Oct-94                       4.1
24-Oct-94                       6.1
31-Oct-94                       6.5
7-Nov-94                        7
14-Nov-94                       7.5
21-Nov-94                       7.5
28-Nov-94                       8.6
5-Dec-94                       10.4
12-Dec-94                      11.3
19-Dec-94                      10.8
26-Dec-94                      11.1
2-Jan-95                       13.2
9-Jan-95                       12.5
16-Jan-95                      11.4
23-Jan-95                      10.5
30-Jan-95                       9.5
6-Feb-95                        9.3
13-Feb-95                       9.4
20-Feb-95                       9.8
27-Feb-95                      11.2
6-Mar-95                       10.5
13-Mar-95                       9.2
20-Mar-95                       9.7
27-Mar-95                      10.3
3-Apr-95                        8.7
10-Apr-95                       9.2
17-Apr-95                       8.5
24-Apr-95                       7.4
1-May-95                        7.2
8-May-95                        5.2
15-May-95                       4.4
22-May-95                       1.8
29-May-95                      -1.4
5-Jun-95                       -3.5
12-Jun-95                      -3.5
19-Jun-95                      -3.8
26-Jun-95                      -3.1
3-Jul-95                       -3.9
10-Jul-95                      -3.8
17-Jul-95                      -2.8
24-Jul-95                      -3.6
31-Jul-95                      -4.8
7-Aug-95                       -4.5
14-Aug-95                      -3.8
21-Aug-95                      -2.7
28-Aug-95                      -2.5
4-Sep-95                       -1.3
11-Sep-95                      -0.6
18-Sep-95                      -1
25-Sep-95                      -2.7
2-Oct-95                       -2.6
9-Oct-95                       -4.8
16-Oct-95                      -5.3
23-Oct-95                      -5.5
30-Oct-95                      -5.6
6-Nov-95                       -4.5
13-Nov-95                      -5.5
20-Nov-95                      -6.2
27-Nov-95                      -5.5
4-Dec-95                       -6.3
11-Dec-95                      -7.5
18-Dec-95                      -8.1
25-Dec-95                      -6.3
1-Jan-96                       -5.8
8-Jan-96                       -4.8
15-Jan-96                      -5.8
22-Jan-96                      -6.5
29-Jan-96                      -6.1
5-Feb-96                       -5.9
12-Feb-96                      -7
19-Feb-96                      -5.2
26-Feb-96                      -4.2
4-Mar-96                       -2.8
11-Mar-96                      -3.1
18-Mar-96                      -3.6
25-Mar-96                      -5.5
1-Apr-96                       -6.8
8-Apr-96                       -6.7
15-Apr-96                      -5.4
22-Apr-96                      -4.5
29-Apr-96                      -3.9
6-May-96                       -3.6
13-May-96                      -2.6
20-May-96                      -4.3
27-May-96                      -3.2
3-Jun-96                       -3.8
10-Jun-96                      -2
17-Jun-96                      -1.5
24-Jun-96                      -0.8
1-Jul-96                       -0.6
8-Jul-96                       -0.2
15-Jul-96                      -0.1
22-Jul-96                      -0.2
29-Jul-96                      -1.8
5-Aug-96                       -2.8
12-Aug-96                      -3
19-Aug-96                      -2.7
26-Aug-96                      -2.7
2-Sep-96                       -3.2
9-Sep-96                       -0.9
16-Sep-96                      -0.8
23-Sep-96                      -0.1
30-Sep-96                       0.2
7-Oct-96                        0.5
14-Oct-96                      -0.2
21-Oct-96                       0.3
28-Oct-96                       2.2
4-Nov-96                        2.5
11-Nov-96                       2.8
18-Nov-96                       4.8
25-Nov-96                       5.9
2-Dec-96                        8.1
9-Dec-96                        5.8
16-Dec-96                       5.9
23-Dec-96                       5.2
30-Dec-96                       6.9
6-Jan-97                        6.2
13-Jan-97                       6.6
20-Jan-97                       6.5
27-Jan-97                       6.1
3-Feb-97                        5.8
10-Feb-97                       7.5
17-Feb-97                       7.3
24-Feb-97                       5.2
3-Mar-97                        6
10-Mar-97                       6
17-Mar-97                       8
24-Mar-97                       9.4
31-Mar-97                       9.1
7-Apr-97                        9.4
14-Apr-97                       8.2
21-Apr-97                       7.9
28-Apr-97                       6.9
5-May-97                        5.4
12-May-97                       4.5
19-May-97                       2.8
26-May-97                       2.9
2-Jun-97                        1.2
9-Jun-97                        0.6
16-Jun-97                      -0.9
23-Jun-97                      -1.8
30-Jun-97                      -2.2
7-Jul-97                       -1.8
14-Jul-97                       0.8
21-Jul-97                       0.8
28-Jul-97                       3.8
4-Aug-97                        6.9
11-Aug-97                       8.7
18-Aug-97                       9.4
25-Aug-97                      10.4
1-Sep-97                       12.5
8-Sep-97                       12.8
15-Sep-97                      13.2
22-Sep-97                      13.2
29-Sep-97                      14.2
6-Oct-97                       14.1
13-Oct-97                      14.7
20-Oct-97                      14.5
27-Oct-97                      12.3
3-Nov-97                       10.2
10-Nov-97                       9.8
17-Nov-97                       9.4
24-Nov-97                       8.7
1-Dec-97                        6.7
8-Dec-97                        6.5
15-Dec-97                       6.3
22-Dec-97                       5.3
29-Dec-97                       3.3
5-Jan-98                        1.9
12-Jan-98                       0.2
19-Jan-98                       2.3
26-Jan-98                       2.8
2-Feb-98                        2.1
9-Feb-98                        1.2
16-Feb-98                      -0.4
23-Feb-98                      -1.7
2-Mar-98                       -1
9-Mar-98                       -1.7
16-Mar-98                      -2
23-Mar-98                      -2.9
30-Mar-98                      -1.8
6-Apr-98                       -2.1
13-Apr-98                      -1.4
20-Apr-98                      -3.4
27-Apr-98                      -3.2
4-May-98                       -1.4
11-May-98                      -1.5
18-May-98                      -0.5
25-May-98                      -1.5
1-Jun-98                       -3.5
8-Jun-98                       -2.5
15-Jun-98                      -4.9
22-Jun-98                      -6.2
29-Jun-98                      -7.7
6-Jul-98                       -8.9
13-Jul-98                     -10.2
20-Jul-98                     -10.8
27-Jul-98                     -11.5
3-Aug-98                      -12.1
10-Aug-98                     -12.5
17-Aug-98                     -13.6
24-Aug-98                     -12.8
31-Aug-98                     -12.7
7-Sep-98                      -14.5
14-Sep-98                     -10.8
21-Sep-98                      -9.2
28-Sep-98                      -8.5
5-Oct-98                       -8.9
12-Oct-98                      -8.8
19-Oct-98                      -9
26-Oct-98                      -9.7
2-Nov-98                      -10.5
9-Nov-98                      -11.5
16-Nov-98                     -10.5
23-Nov-98                     -11.5
30-Nov-98                     -11.5
7-Dec-98                      -11.5
14-Dec-98                     -13.7
21-Dec-98                     -11.8
28-Dec-98                     -12
4-Jan-99                       -9
11-Jan-99                      -7.2
18-Jan-99                      -5.8
25-Jan-99                      -4.6
1-Feb-99                       -2.2
8-Feb-99                        1.2
15-Feb-99                       1.3
22-Feb-99                       2.1
1-Mar-99                        3.9
8-Mar-99                        5.6
15-Mar-99                       7
22-Mar-99                       5
29-Mar-99                       6.1
5-Apr-99                        5.8
12-Apr-99                       5.8
19-Apr-99                       5.8
26-Apr-99                       7.2
3-May-99                        8.2
10-May-99                       6.8
17-May-99                       7.1
24-May-99                       9.8
31-May-99                       7.8
7-Jun-99                        8.2
14-Jun-99                       8.9
21-Jun-99                      10.2
28-Jun-99                      10.2
5-Jul-99                       11.8
12-Jul-99                      12.6
19-Jul-99                      12.8
26-Jul-99                      13.5
2-Aug-99                       13.5
9-Aug-99                       14.5
16-Aug-99                      16.2
23-Aug-99                      14.9
30-Aug-99                      15.6
6-Sep-99                       15.2
13-Sep-99                      14.9
20-Sep-99                      14.9
27-Sep-99                      16.4
4-Oct-99                       16.4
11-Oct-99                      16.8
18-Oct-99                      17.3
25-Oct-99                      16.4
1-Nov-99                       14.1
8-Nov-99                       11.7
15-Nov-99                      11.6
22-Nov-99                      11.3
29-Nov-99                      12.6
6-Dec-99                       12.5
13-Dec-99                      14.3
20-Dec-99                      15.2
27-Dec-99                      16
3-Jan-00                       16.9
10-Jan-00                      16.3
17-Jan-00                      17.9
24-Jan-00                      18.8
31-Jan-00                      18.8
7-Feb-00                       20.4
14-Feb-00                      21.3
21-Feb-00                      23
28-Feb-00                      23.8
6-Mar-00                       27
13-Mar-00                      27.2
20-Mar-00                      27.1
27-Mar-00                      27.3
3-Apr-00                       26.1
10-Apr-00                      26.6
17-Apr-00                      25.2
24-Apr-00                      24.2
1-May-00                       23.8
8-May-00                       23.5
15-May-00                      21.7
22-May-00                      22.2
29-May-00                      20.1

2 Analysis by ISI of weekly economic reports based on a thirteen week moving average.

                         GOLDMAN SACHS COMMODITY INDEX
                                1/1/99 - 5/26/00

[graphic omitted]
plot points as follows:

1/1/99                        133.02
1/8/99                        138.75
1/15/99                       135.08
1/22/99                       135.25
1/29/99                       135.27
2/5/99                        133.04
2/12/99                       132.87
2/19/99                       131.41
2/26/99                       130.83
3/5/99                        137.22
3/12/99                       142.88
3/19/99                       146.41
3/26/99                       152.21
4/2/99                        152.86
4/9/99                        152.72
4/16/99                       155.73
4/23/99                       157.72
4/30/99                       160.98
5/7/99                        158.8
5/14/99                       158.51
5/21/99                       154.76
5/28/99                       152.22
6/4/99                        155.12
6/11/99                       161.49
6/18/99                       159.65
6/25/99                       159.62
7/2/99                        162.66
7/9/99                        162.78
7/16/99                       165.88
7/23/99                       170.42
7/30/99                       169.17
8/6/99                        175.7
8/13/99                       178.93
8/20/99                       180.93
8/27/99                       178.12
9/3/99                        180.5
9/10/99                       188.86
9/17/99                       188.77
9/24/99                       191.84
10/1/99                       191.07
10/8/99                       175.81
10/15/99                      186.54
10/22/99                      188.99
10/29/99                      181.39
11/5/99                       185.74
11/12/99                      193.84
11/19/99                      196.55
11/26/99                      197.97
12/3/99                       194.02
12/10/99                      189.49
12/17/99                      197.77
12/24/99                      195.24
12/31/99                      194.54
1/7/00                        188.55
1/14/00                       202
1/21/00                       208.46
1/28/00                       204.44
2/4/00                        212.21
2/11/00                       210.64
2/18/00                       209.76
2/25/00                       214.63
3/3/00                        221.94
3/10/00                       216.83
3/17/00                       213.67
3/24/00                       209.33
3/31/00                       206.88
4/7/00                        198.06
4/14/00                       197.37
4/21/00                       204.27
4/28/00                       203.21
5/5/00                        209.6
5/12/00                       220.66
5/19/00                       224.78
5/26/00                       227.72


holds at a high level well into the turn down in economic activity. The Fed's conservative position should enhance its status as an inflation fighter thereby encouraging investors.

SEC CALCULATIONS
--------------------------------------------------------------------------------
     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year. The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the Fund's 4.45% maximum initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURN
                                    % Return with
  Periods ended 5/31/00:             Sales Charge
--------------------------------------------------------------------------------
  One Year                               1.38%
--------------------------------------------------------------------------------
  Since Inception (9/16/97)              8.97%
--------------------------------------------------------------------------------

     While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the Fund's total return is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to make purchases that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

     CHANGE IN VALUE OF A $10,000 INVESTMENT*

     September 16, 1997 -- May 31, 2000

     [graphic omitted]
     plot points as follows:

                    ISI Strategy ISI  Wilshire 5000 Index   Consumer Price Index
     9/16/97               9555              10000                10000
     11/97                 9622              10065                10049
     5/98                  10600             11430                10124
     11/98                 11169             11880                10204
     5/99                  11889             13450                10329
     11/99                 12311             11935                10440
     5/00                  12614             14752                10627

* PAST PERFORMANCE IS NOT AN INDICATOR OF FUTURE RESULTS. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's 4.45% maximum sales charge. Investment return and principal value will fluctuate so that upon redemption an investor's shares may be worth more or less than their original cost. The Wilshire 5000 Index is the broadest measure of the U.S. Equity market and incorporates both large and small capitalization stocks. Management is not aware of any single index that is truly representative of the Fund since its active management policy allows the manager to adjust the stock/bond balance and to adjust the weighted average maturity throughout each U.S. Treasury sector. The CPI is a widely used measure of inflation. The CPI performance is based on data released on 6/14/00.

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                            MAY 31, 2000

                                                 MARKET
                                   SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 56.0%
21st Century Industries               200     $   4,437
3Com Corp. 1                          500        20,906
A.G. Edwards & Sons, Inc.             100         3,494
AAR Corp.                             300         4,162
Abbott Laboratories                 2,100        85,444
Abercrombie & Fitch Co. --
  Class A 1                           204         2,002
Abgenix, Inc. 1                       100         7,900
Ackerley Group, Inc.                  200         2,425
ACNielsen Corp. 1                     100         2,219
Active Software 1                     100         3,587
Acxiom Corp. 1                        100         2,925
Adaptec, Inc. 1                       200         3,937
ADC Telecommunications, Inc. 1        400        26,875
Adelphia Communications Corp.
  -- Class A 1                        200         8,475
Administaff, Inc. 1                   100         5,194
Adobe Systems, Inc.                   200        22,512
Adtran, Inc. 1                        100         6,162
Advance Paradigm, Inc. 1              200         3,100
Advanced Fibre Communications 1       100         4,600
Advanced Micro Devices, Inc. 1        200        16,287
Advent Software, Inc.                 100         3,762
Aerosonic Corp. DE 1                  100           975
AES Corp. 1                           300        26,175
Aether Systems, Inc. 1                100        13,744
Aetna, Inc.                           200        13,350
Affiliated Computer Services, Inc.
  -- Class A 1                        100         3,406
Affiliated Managers Group, Inc. 1     100         3,350
Aflac, Inc.                           400        20,675
Aftermarket Technology 1              300         1,800
Ag-Chem Equipment Co., Inc. 1         100           650
AGCO Corp.                            300         3,750
Agile Software 1                      100         4,187
Agilent Technologies 1                100         7,362
Agribrands International 1            100         4,144
Air Products & Chemicals, Inc.        400        13,850
Airlease, Ltd.                        200         2,325
AK Steel Holding Corp.                100           969
Akamai Technologies1                   59         3,986
Alamosa PCS Holdings, Inc 1           120         1,800
Alaska Comm Systems 1                 200         2,575
Albany International Corp. --
  Class A 1                           208         2,977
Albertson's, Inc.                     615        22,524
Alcoa                                 566        33,076
Alleghany Corp. 1                     100        16,625
Allegheny Energy, Inc.                200         6,187
Allegheny Technologies                150         3,384
Allegiance Telecom, Inc. 1            150         7,931
Allen Telecom, Inc. 1                 300         4,800
Allergan, Inc.                        200        13,737
Alliance Capital Management
  Holding LP                          200         9,012
Alliance Pharmaceuticals Corp. 1      100           850
Alliant Energy Corp.                  100         2,769
Allied Capital Corp.                  200         3,412
Allied Products Corp.                 200           262
Allied Waste Industries, Inc. 1       300         3,056
Allmerica Financial Corp.             100         5,769
Allstate Corp.                      1,200        31,800
ALLTEL Corp. 1                        467        30,559
Alpha Industries, Inc. 1              100         4,606
Alphanet Solutions, Inc. 1            100           453
Alteon Websystems, Inc. 1             100         5,081
Altera Corp. 1                        300        25,762
Alterra Healthcare Corp. 1            400           775
Alyn Corp. 1                          100            62
ALZA Corp. 1                          140         7,114
Amazon.com, Inc. 1                    500        24,156
AMB Property Corp.                    200         4,500
AMBAC, Inc.                           100         5,037
AMC Entertainment, Inc.               300         1,425
Amcol International Corp.             450         7,481
Amcore Financial, Inc.                100         1,937
Amerada Hess Corp.                    100         6,637
Amerco 1                              100         1,719
Ameren Corp. 1                        200         7,337
America Online, Inc. 1              3,060       162,180
American -- Classic Voyages Co. 1     100         1,900
American Axle & Manufacturing
  Holdings 1                          200         3,287
American BanCorp. Ohio                100         1,406
American Biltrite, Inc. 1             100         1,319
American Dental Partners 1            200         1,500
American Electric Power Co., Inc.     300        10,669
American Express Co.                1,800        96,862
American General Corp.                300        19,219
American Home Products Corp.        1,800        96,975
American International Group, Inc.  2,057       231,541
American Management Systems, Inc. 1   100         3,744
American National                     200         3,362
American National Insurance Co.       100         5,400
American Power Conversion Corp. 1     300        10,631
American Retirement Corp. 1           100           550
American Standard Co., Inc. 1         100         4,619
American Tower Corp. 1                200         7,425
Amerisource Health Corp. --
  Class A 1                           200         4,875
AmeriTrade Holding Corp. 1            200         2,275
AMFM, Inc. 1                          249        16,870
Amgen, Inc. 1                       1,400        89,075

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)                                MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Amkor Technology, Inc. 1              200     $   8,950
Amli Residential Properties           200         4,562
Amphenol Corp.-- Class A 1            100         4,600
AMR Corp. 1                           200         5,700
Amsouth Bancorp                       549         9,916
Anadarko Petroleum Corp.              100         5,306
Analog Devices, Inc. 1                500        38,500
Ancor Communications, Inc. 1          100         2,638
Andrew Corp. 1                        200         7,025
ANDRX Corp. 1                         100         5,962
Anesta Corp. 1                        300         4,444
Anheuser Busch                        600        46,500
Answerthink Consulting Group 1        100         1,769
Antec Corp. 1                         100         5,025
AON Corp.                             350        12,294
Apache Corp.                          100         6,087
Apartment Investment & Management Co.  52         2,083
Apogee Enterprises, Inc.              400         1,650
Apollo Group, Inc.-- Class A 1        100         2,906
Apple Computer, Inc. 1                200        16,800
Applebee's International, Inc.        100         3,206
Applica 1                             300         4,425
Applied Materials, Inc. 1           1,000        83,500
Applied Micro Circuits Corp. 1        200        19,850
Arabian Shield Development Co. 1      100            91
Arch Coal, Inc.                       224         1,680
Archer-Daniels-Midland Co.          1,076        12,845
Archstone Communities Trust           200         4,487
Area Bankshares Corp.                 200         3,925
Aremissoft Corporation 1              100         2,337
Argonaut Group, Inc.                  100         1,787
Argosy Gaming Corp. 1                 100           581
ARI Network Services, Inc. 1          300           919
Ariba, Inc. 1                         300        15,637
Arnold Industries, Inc.               100         1,144
Arrow Electronics, Inc. 1             200         7,012
Arrow Financial Corp.                 150         2,231
Arrow International, Inc.             100         3,300
Art Technology Group 1                100         5,869
Artesyn Technologies, Inc. 1          100         2,200
Ashford.com, Inc. 1                   100           287
Ashland                               100         3,494
Aspect Communications, Inc. 1         100         4,012
Aspen Technology, Inc. 1              100         2,062
Associated Banc-Corp.                 110         2,800
Associated Estates Realty Corp.       200         1,300
Associates First Capital Corp.      1,024        28,096
At Home Corp. Series A 1              516         9,546
AT&T Corp.                          4,287       148,705
Atlas Air, Inc. 1                     100         3,237
Atmel Corp. 1                         300        11,456
Atplan Inc. 1                         300         1,800
Atrion Corp. 1                        200         2,412
Autodesk, Inc.                        100         3,719
Automatic Data Processing, Inc.       800        43,950
Autonation1                           600         4,725
Autozone, Inc. 1                      200         5,600
Avalonbay Communities, Inc.           100         3,975
Avax Technologies 1                   100           862
Avery Dennison 1                      200        12,250
Avid Technology, Inc. 1               300         3,019
Avis Rent A Car, Inc. 1               100         1,925
Avista Corp.                          100         2,237
Aviva Petroleum, Inc. 1               500            62
Avnet, Inc.                           100         6,919
Avon Products, Inc.                   300        12,394
AVT Corp. 1                           200         1,812
AVX Corp.                             100         5,731
AXA Financial, Inc.                   600        23,362
Aztec Technology Partners 1            20            46
Baker Hughes, Inc.                    470        17,037
Baldor Electric Co. 1                 200         3,750
Bank of America                     2,323       129,072
Bank of South Carolina                100         1,250
Bank One Corp. 1                    1,536        50,784
Bank Utd. Corp.                       100         3,588
Banknorth Group, Inc.                 200         2,787
Bard, C.R., Inc.                      100         4,562
Barnett, Inc. 1                       100           944
Barrett Resources Corp. 1             100         3,956
Bassett Furniture Industries, Inc.    200         2,450
Bausch & Lomb, Inc.                   100         6,950
Baxter International, Inc.            400        26,600
BB&T Corp.                            467        13,689
Be Free, Inc. 1                       100           925
BEA Systems, Inc. 1                   300        10,837
Bear Stearns Co., Inc.                120         4,725
Becton, Dickinson & Co. 1             400        11,675
Bed, Bath & Beyond, Inc. 1            200         7,362
Bell Atlantic Corp.                 2,100       111,037
Bell Industries, Inc.                 100           262
BellSouth Corp.                     2,500       116,719
Belo, (A.H.) Corp.-- Class A          100         1,606
Bergen Brunswig Corp.                 400         2,075
Beringer Wine Estates Holdings,
  Inc. 1                              100         3,800
Berkshire Hathaway, Inc.-- Class A 1    2       117,200

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)                                MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Berkshire Hathaway, Inc.-- Class B 1    5     $   9,430
Best Buy Co., Inc. 1                  300        19,200
Bestfoods                             400        25,800
Bethlehem Steel Corp. 1               100           387
Beverly Enterprises, Inc. 1           100           300
Beyond.com 1                          300           478
BI, Inc. 1                            100           544
Biogen, Inc. 1                        200        10,900
Biomarin Pharmaceutical 1             100         1,675
Biomet, Inc.                          200         7,212
Biotechnology General Corp. 1         100         1,050
Biotransplant 1                       100           612
Bisys Group, Inc. 1                   100         6,575
BJ Services Co. 1                     100         7,162
BJ's Wholesale Club, Inc. 1           100         3,100
Black & Decker Corp.                  100         3,650
Blonder Tongue Laboratories, Inc. 1   100           687
Blyth Industries, Inc.                100         2,712
BMC Software, Inc. 1                  300        13,200
Bob Evans Farms, Inc.                 200         2,725
Boeing Co.                          1,200        46,875
Boston Biomedical1                    100           362
Boston Properties, Inc.               100         3,494
Boston Scientific Corp. 1             600        15,375
Bowater, Inc.                         100         5,169
Brady (W. H.) Co.-- Class A           100         3,012
Brandywine Realty Trust               300         5,306
Brightpoint, Inc. 1                   300         3,506
Bristol-Myers Squibb Co.            2,700       148,669
Broadbase Software1                   100         2,100
Broadcom Corp.-- Class A 1            200        26,012
BroadVision, Inc. 1                   300        10,744
Broadwing Inc. 1                      309         7,358
Brocade Communications 1              100        11,794
Brooks Automation, Inc. 1             100         3,975
Brookstone, Inc. 1                    100         1,437
Brown Shoe Company, Inc.              200         2,387
Brown-Forman Corp.-- Class B          100         5,806
Brunswick Corp.                       200         3,850
Buckeye Technology, Inc. 1            100         1,906
Burlington Industries, Inc. 1         300           994
Burlington Northern Corp.             700        16,537
Burlington Resources, Inc.            300        13,725
Burnham Pacific Properties, Inc.      100           644
Burr-Brown Corp. 1                     50         2,847
Bush Boake Allen, Inc. 1              100         3,262
Butler Manufacturing Co.              100         2,231
BWAY Corp. 1                          100           719
Cabletron Systems, Inc. 1             200         4,587
Cablevision Systems Corp. --
  Class B 1                           200        12,525
Cabot Corp.                           100         2,606
Cabot Industrial Trust                300         5,812
Cadence Design Systems, Inc. 1        400         6,400
Callon Petroleum Co. 1                200         3,050
Calpine Corp. 1                       100        10,594
Cambridge Technology Partners 1       400         3,225
Campbell Soup                         600        18,600
Capital One Financial Corp.           300        14,175
Caraustar Industries, Inc.            100         1,656
Cardinal Health, Inc.                 424        27,507
Careinsite1                           100         1,650
Carematrix, Inc. 1                    200           144
Caribiner International, Inc. 1       400           300
Carlisle Companies, Inc.              100         4,156
Carnival Corp.-- Class A              800        21,700
Carolina Power & Light Co.            200         6,875
Carpenter Technology Corp.            100         2,069
Carter-Wallace, Inc.                  100         2,000
Cascade Corp.                         400         4,500
Cascade Financial Corp. 1             225         1,687
Casella Waste Systems, Inc. 1         300         3,881
Casey's General Stores, Inc.          100         1,181
Catellus Development Corp. 1          200         2,687
Caterpillar, Inc.                     500        19,125
CCB Financial Corp.                   100         4,600
CDI Corp. 1                           100         2,156
CDW Computer Centers 1                100        11,787
CellStar Corp. 1                      300           844
Cendant Corp. 1                     1,040        13,780
Centex Corp.                          100         2,075
Centigram Communications Corp. 1      300         5,681
Central & South West Corp.            400         8,325
Central Newspapers, Inc. -- Class A   100         2,994
Centura Banks, Inc.                   100         4,325
Centurytel, Inc.                      225         6,075
Ceridian Corp. 1                      300         7,237
CH Energy Group                       100         3,219
CH Robinson Worldwide                 100         4,494
Champion Enterprises, Inc. 1          100           569
Champion International Corp.          100         7,300
Charles Schwab Corp.                1,650        47,437
Charter Communications 1              200         2,437
Charter One Financial                 325         7,394
Chase Brass Industries, Inc. 1        100           925
Chase Manhattan Corp.               1,100        82,156
Cheap Tickets, Inc. 1                 300         3,769

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)                          31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Checkfree Holdings, Corp. 1           100     $   4,181
Checkpoint System, Inc. 1             200         1,587
Chesapeake Corp.                      100         3,269
Chevron Corp.                         900        83,194
Children's Comprehensive Services,
  Inc. 1                              400           887
Children's Place 1                    100         1,912
Chiquita Brands International, Inc.   100           394
Chiron Corp. 1                        200         7,587
Choice Hotels Corp., Inc. 1           200         2,425
Choice One Communications, Inc. 1      60         1,425
Chris-Craft Industries, Inc. 1          3           183
Ciber, Inc. 1                         100         1,619
CIENA Corp. 1                         200        23,937
Cigna Corp.                           200        17,762
Cincinnati Financial Corp.            200         8,028
Cinergy Corp.                         300         7,987
Cintas Corp.                          300        13,200
Circle.com1                           375         1,336
Circuit City Stores, Inc.             300        14,944
Cirrus Logic 1                        200         3,475
Cisco Systems, Inc. 1               9,210       524,970
CIT Group, Inc. -- Class A            300         5,494
Citigroup, Inc.                     4,458       277,232
Citizen Communication 1               500         7,625
Citizens First Financial Corp.        100         1,337
Citrix Systems, Inc. 1                200        10,525
City National Corp.                   100         3,900
CKE Restaurants, Inc.                 110           364
Clarcor, Inc.                         100         1,769
Clayton Homes, Inc. 1                 225         1,997
Clayton Williams Energy, Inc.         100         2,600
Clear Channel Communications, Inc. 1  431        32,271
Clorox Company                        368        14,582
CMG Information Services 1            426        20,368
CMP Group, Inc.                       100         2,900
CMS Energy Corp.                      200         4,550
CNA Financial Corp. 1                 300        10,706
CNA Surety Corp.                      200         2,500
Cnet Networks, Inc. 1                 100         3,444
Coastal Corp.                         300        18,412
Coca-Cola Co.                       3,300       176,137
Coca-Cola Enterprises, Inc.           600        10,275
Cognex Corp. 1                        100         5,406
Coherent, Inc. 1                      100         5,606
Colgate-Palmolive Co.                 800        42,100
Colonial Bancgroup                    200         1,912
Columbia Energy Group                 150         9,703
Comarco, Inc. 1                       100         2,887
Comcast Corp. -- Class A Special 1  1,240        46,965
Comdisco, Inc.                        200         5,125
Comerica, Inc.                        250        12,656
Comfort Systems USA, Inc. 1           200         1,212
Commerce Bancorp, Inc.                111         5,092
Commerce Bancshares, Inc.             110         3,822
Commerce Group, Inc.                  100         2,712
Commerce One 1                        200         7,156
Commercial Federal Corp.              200         3,187
Commonwealth Telephone Enterprises,
  Inc. 1                              100         4,606
Commscope, Inc. 1                     100         3,862
Communications Systems, Inc.          200         2,700
Community Banks, Inc.                  59         1,165
Compaq Computer Corp.               2,289        60,086
Compass Bancshares, Inc.              150         3,037
Computer Associates International,
  Inc.                                806        41,509
Computer Sciences Corp. 1             200        19,187
Compuware Corp. 1                     500         5,094
Comverse Technology 1                 200        18,275
Conagra, Inc.                         700        16,144
Concentric Network Corp. 1            100         4,475
Concepts Direct, Inc. 1               100         1,075
Concord Communications, Inc. 1        100         2,487
Concord EFS, Inc. 1                   375         9,094
Conexant Systems 1                    300        11,287
Conoco Inc. -- Class B                900        25,650
Conseco, Inc.                         583         3,644
Consolidated Edison                   300         9,787
Consolidated Graphics, Inc. 1         100         1,037
Consolidated Papers, Inc.             100         3,737
Consolidated Stores Corp. 1           182         2,366
Constellation Energy Group 1          200         6,862
Continental Airlines, Inc.--
  Class B 1                           100         4,381
Convergys Corp. 1                     200         8,987
Cooper Cameron Corp. 1                100         6,975
Cooper Industries, Inc.               200         6,700
Copart, Inc. 1                        200         3,550
Copper Mountain Networks, Inc. 1      100         8,356
Corn Products International, Inc.     100         2,456
Cornerstone Properties, Inc.          200         3,600
Corning, Inc.                         383        74,087
Corrpro Companies, Inc. 1             100           375
Costco Wholesale Corp. 1              600        19,162
Costilla Energy, Inc. 1               400            18
Countrywide Credit Industries, Inc.   200         6,150
Covad Communications 1                150         3,544
Covance, Inc. 1                       400         2,850
Covenant Transport, Inc.-- Class A 1  100         1,025


10
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STATEMENT OF NET ASSETS (CONTINUED)                         MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Cox Communications 1                  800    $   35,300
Cox Radio, Inc. -- Class A 1          300         8,550
CPB, Inc.                             200         4,800
CPI Corp.                             100         2,231
Craig Corp. 1                         100           412
Creative Biomolecules, Inc. 1         100           513
Credit Acceptance Corp. 1             200         1,100
Crescent Real Estate Equities Co.     200         4,087
Critical Path, Inc. 1                 100         3,181
Crompton Corp.                        192         2,328
Cross (A.T.) Co. -- Class A 1         100           612
Crossroads System1                    100         3,987
Crown Castle International Corp 1     200         5,237
Crown Cork & Seal Co., Inc.           200         3,425
CSK Auto Corp. 1                      100         1,500
CSS Industries, Inc. 1                100         2,000
CSX Corp.                             300         6,525
CTC Communications Group, Inc. 1      100         2,475
CTS Corp.                             100         5,519
Cullen/Frost Bankers, Inc.            100         2,650
Culp, Inc.                            100           625
Cumulus Media, Inc.-- Class A 1       100         1,137
CV Therapeutics 1                     100         4,150
CVS Corp.                             562        24,447
Cyberian Outpost 1                    100           431
Cymer, Inc. 1                         100         3,156
Cypress Semiconductor Corp. 1         100         4,206
Cytogen Corp. 1                       200           806
Cytyc Corp. 1                         100         5,019
D & K Healthcare Resources 1          100         1,150
D.R. Horton, Inc.                     100         1,306
DA Consulting Group 1                 100           225
Daily Journal Corp. 1                 100         2,937
Daisytek International Corp. 1        200         2,012
Dallas Semiconductor Corp.            100         4,000
Dana Corp. 1                          285         7,357
Danaher Corp.                         129         6,216
Darden Restaurants, Inc.              200         3,437
Data Dimensions, Inc. 1               200           350
Davel Communications 1                200           275
Davox Corp. 1                         100         2,087
Dawson Geophysical Co. 1              100           962
Deere & Co.                           300        12,469
Delhaize America, Inc.                300         5,550
Delia's, Inc. 1                       100           250
Dell Computer Corp. 1               3,500       150,937
Delphi Automotive Systems             738        13,330
Delta & Pine Land Co.                 300         6,450
Delta Air Lines, Inc.                 200        10,287
Deluxe Corp.                          100         2,469
Dendrite International, Inc. 1        100         2,519
Dentsply International                100         3,069
Devon Energy Corp.                    144         8,613
DeVry, Inc. 1                         200         5,587
Dial Corp.                            200         2,850
Diamond Offshore Drilling, Inc.       200         8,175
Dianon Systems, Inc. 1                100         2,112
Digital Island Inc. 1                 100         1,834
Digital Lightwave, Inc. 1             100         5,494
Digital Microwave Corp. 1             100         2,794
Digitas 1                              60           731
Dillards, Inc. -- Class A             200         2,987
Dime Bancorp, Inc.                    200         3,650
Dollar General Corp.                  438         7,665
Dollar Tree Stores, Inc 1             100         5,950
Dominion Resources, Inc.              374        17,110
Donaldson, Lufkin & Jenrette, Inc.    200         7,812
Doubleclick 1                         200         8,450
Dover Corp.                           300        13,950
Dow Chemical Co.                      300        32,119
Dow Jones & Co., Inc.                 100         6,800
DPL, Inc.                             200         4,687
DQE, Inc.                             100         4,225
Dress Barn, Inc. 1                    200         4,275
Dril-Quip, Inc. 1                     100         4,481
Drugstore.com 1                       100           600
Dsl.net Inc. 1                        100           631
DST Systems 1                         100         7,506
DTE Energy Co.                        200         6,912
Duke Power Co.                        500        29,125
Duke-weeks Realty Corp.               300         6,469
Dun & Bradstreet                      200         6,150
Dupont Photomasks, Inc. 1             100         5,762
Dupont, (E.I.) de Nemours & Co.     1,400        68,600
Dura Automotive Systems, Inc. 1       234         2,793
Dura Pharmaceutical, Inc. 1           200         2,337
Dynegy, Inc.                          231        17,816
E Trade Group, Inc. 1                 400         6,225
E-Loan1                               100           484
E-Stamp Corp. 1                       100           169
E-Tek Dynamics 1                      100        18,381
E. Spire Communications, Inc. 1       100           381
Eagle Geophysical, Inc. 1               6            --
Earthlink 1                           161         2,385
Earthshell Container Common 1         200           812
Eastman Chemical Co.                  100         4,556

                                                                              11
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STATEMENT OF NET ASSETS (CONTINUED)                                MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Eastman Kodak Co.                     400    $   23,900
Eaton Corp.                           100         7,256
Eaton Vance Corp.                     100         4,350
Ebay 1                                400        25,025
Echelon Corp. 1                       100         5,362
Echostar Communications Corp. 1       300        11,981
Ecolab, Inc.                          200         7,650
Edison International, Inc.            600        12,825
Edwards Lifesciences 1                 80         1,625
Efficient Networks, Inc. 1            100         4,850
Egghead.com, Inc1                     100           337
El Paso Energy Corp.                  300        15,450
Elan Corp. PLC ADR 1                   38         1,537
Electro Scientific Industries, Inc. 1 100         4,725
Electronic Arts 1                     100         6,387
Electronic Data Systems Corp.         600        38,587
Electronics For Imaging 1             100         3,681
Eli Lilly & Co.                     1,500       114,187
Eloyalty Corp. 1                      200         3,000
Embrex, Inc. 1                        100         1,750
EMC Corp. 1                         1,400       162,837
Emerson Electric Co.                  600        35,400
Emulex Corp.1 1                       100         4,550
Energizer Holdings 1                  166         2,822
Energy Biosystems 1                   100           875
Energy East Corp.                     200         4,275
Engage Technology 1                   100         1,600
Engelhard Corp.                       200         3,487
Enron Corp.                         1,000        72,875
Ensco International, Inc.             200         6,987
Entergy                               400        11,600
Enterprise Products Partners LP       100         2,169
Entrust Technologies, Inc. 1          100         4,875
EOG Resources, Inc.                   200         6,500
Equifax, Inc.                         200         5,537
Equity Office Properties Trust        400        10,625
Equity Residential Properties Trust   200         8,925
Erie Indemnity Company                100         2,750
Esco Electronics1                     100         1,762
Eshare Technologies, Inc. 1           200         1,200
ESS Technology, Inc. 1                300         3,956
Estee Lauder Co. -- Class A           200         8,962
Etoys 1                               200           975
Evans & Sutherland Computer Corp. 1   400         3,200
Evercell1                             266         3,724
Evergreen Resources, Inc. 1           200         5,500
Excel Technology, Inc. 1              100         3,150
Excelsior-Henderson Motorcycle 1      100            12
Exodus Communications, Inc. 1         200        14,112
Expedia 1                             100         1,837
Expeditors International of
  Washington                          100         4,056
Express Scripts, Inc. 1               100         5,362
Extended Stay America, Inc. 1         100           900
Extreme Networks 1                    100         4,887
Exxon Mobil Corp.                   4,652       387,570
F & M National Corp.                  103         2,440
Fairchild Semiconductor Intl.
  -- Class A 1                        100         4,500
Family Dollar Stores, Inc.            300         5,925
Fannie Mae                          1,400        84,175
Fastenal Co.                          100         6,312
Federal-Mogul Corp.                   300         2,981
Federated Department Stores 1         300        11,550
FedEx Corp. 1                         400        14,150
Ferro Corp.                           200         4,425
Fifth Third Bancorp                   404        27,472
FileNet Corp. 1                       100         2,100
Finisar Corp 1                        300         6,694
Finova Group, Inc.                    400         4,775
First Data Corp.                      500        28,031
First Financial Bancorp               132         2,343
First Financial Corp. -- Indiana      100         3,200
First Financial Corp./RI              100         1,050
First Health Group Corp. 1            100         3,500
First Midwest Bancorp, Inc.           150         3,750
First Niagara Financial               400         3,600
First Place Financial/Ohio            100         1,031
First Security Corp.                  300         4,669
First Tennessee National Corp. 1      200         4,100
First Union Corp.                   1,282        45,110
First United Corp.                    200         2,362
First Virginia Banks, Inc. 1          100         3,969
First Washington Realty Trust         300         6,225
Firstar Corp. 1                     1,411        36,069
Firstcom Corp. 1                      100         1,394
Firstenergy Corp.                     400        10,050
Fiserv, Inc. 1                        225        10,519
Flagstar Bancorp, Inc.                100           937
Fleet Boston Financial Corp.        1,192        45,072
Florida Progress Corp. 1              100         4,962
Flowers Industries, Inc. 1            200         3,612
Flowserve Corp.                       300         4,800
Fluor Corp.                           100         3,250
Flushing Financial Corp. 1             50           719
Focal Communication Corp. 1           100         2,694
Fogdog                                100           250
Ford Motor Company                  1,600        77,700

12
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STATEMENT OF NET ASSETS (CONTINUED)                         MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Forest Laboratories, Inc. 1           100     $   8,850
Fort James Corp. 1                    300         6,787
Fortune Brands, Inc.                  200         5,325
Fossil, Inc. 1                        150         3,019
Foster Wheeler Corp.                  200         1,687
Foundation Health Systems, Inc. 1     200         2,400
Foundry Networks 1                    200        12,612
Fountain Powerboat Industries, Inc. 1 100           237
Fox Entertainment Group 1             200         5,225
FPL Group, Inc.                       300        14,850
Franchise Finance Corp. REIT          100         2,256
Franklin Resources, Inc.              300         9,000
Freddie Mac 1                         900        40,050
Freeport-McMoran Copper & Gold --
  Class B 1                           200         1,837
Fremont General Corp.                 200           875
French Fragrances, Inc. 1             400         3,050
Friede Goldman Halter, Inc. 1          57           481
Friedmans, Inc. -- Class A            100           600
Frontline Capital 1                   100         1,456
Frontline Communications Corp. 1      100           156
Fuelcell Energy, Inc. 1               150         6,506
Fulton Financial Corp.                115         2,368
Funco, Inc. 1                         200         4,912
Galileo International, Inc.           200         4,500
Gallagher (Arthur J.) & Co.           100         3,869
Gannett Company, Inc.                 400        25,900
Gap, Inc.                           1,175        41,198
Gartner Group-- Class B 1             277         3,064
Gateway, Inc. 1                       400        19,800
Gaylord Entertainment Company         100         2,262
GBC Bancorp 1                         100         2,856
Genentech1                            100        10,737
General Cable Corp.                   300         2,494
General Dynamics Corp.                300        17,719
General Electric Co.               13,278       698,755
General Mills, Inc.                   400        15,875
General Motors Corp.                  700        49,437
General Motors Corp. -- Class H 1     300        29,531
General Semiconductor, Inc. 1         300         4,725
Genrad, Inc. 1                        200         1,462
Gentex Corp. 1                        100         3,100
Gentiva Health Services 1             100           875
Genuine Parts Co. 1                   300         7,162
Genzyme Corp. General Division 1      117           863
Genzyme Corp. 1                       100         5,681
Genzyme-Molecular Oncology 1           10           110
Geon Co. 1                            100         2,150
Georgia Pacific Timber Group          100         2,312
Georgia-Pacific Corp.                 300         9,825
Gerber Scientific, Inc.               100         1,200
Giant Industries, Inc. 1              200         1,762
Gilead Sciences, Inc. 1               100         5,469
Gillette Co.                        1,400        46,725
Glacier Bancorp                       133         1,696
Glatfelter (P.H.) Co.                 100         1,181
Glenborough Realty Trust, Inc.        400         6,200
Global Marine, Inc. 1                 300         8,494
Global Telesystems Group, Inc. 1      300         3,337
Globecom System, Inc. 1               100         1,087
Globespa 1                            100         8,837
Golden State Bancorp, Inc 1           200         3,512
Golden State Bancorp-Litigation
  Warrant 1                           100           106
Golden West Financial Corp.           200         8,350
Goldman Sachs Group                   100         7,356
Goodrich (B.F.) Co.                   122         4,331
Goodyear Tire & Rubber Co.            200         4,975
Goto.com 1                            100         1,462
GPU, Inc.                             200         5,650
Graco, Inc.                           100         3,206
Grainger (W.W.), Inc.                 100         3,994
Grant Prideco 1                       200         4,650
Great Atlantic & Pacific Tea Co.,
  Inc.                                100         1,837
Great Lakes Chemical Corp.            100         2,775
Green Mountain Power Corp.            100           794
GreenPoint Financial Corp.            200         4,175
Greif Brothers Corp.-- Class A        100         3,100
GTE Corp.                           1,300        82,225
Guidant Corp. 1                       400        20,250
Gulfmark Offshore, Inc.               100         2,150
H & R Block, Inc.                     100         3,087
Haggar Corp.                          200         2,300
Halliburton Company                   600        30,600
Hallmark Capital Corp.                200         1,700
Hallwood Group, Inc. 1                300         2,962
Hannaford Brothers, Co.               100         7,225
Harbinger Corp. 1                     100         1,494
Harcourt General, Inc.                100         3,950
Harley-Davidson, Inc.                 400        14,900
Harnischfeger Industries, Inc. 1      200            92
Harrah's Entertainment 1              200         3,950
Harris Corp.                          100         3,056
Harsco Corp.                          100         2,687
Harte-Hanks Communications, Inc.      100         2,469
Hartford Financial Services Group,
  Inc.                                300        17,737
Hartford Life, Inc. -- Class A        100         5,019

                                                                              13
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STATEMENT OF NET ASSETS (CONTINUED)                                MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Hasbro, Inc.                          200     $   3,275
Hayes Lemmerz International, Inc. 1   200         2,887
HCA Healthcare Co.                    800        21,600
Headway Corporate Resources 1         200           612
Health Care REIT                      300         4,875
Health Management Associates, Inc. 1  350         4,134
Healtheon/Web MD Corp. 1               74         1,082
Healthgrades.com 1                    100           112
Healthplan Services Corp.             300           731
Healthsouth Corp. 1                   700         4,506
Hearst-Argyle Television 1            100         1,894
Heartland Express, Inc. 1             100         1,831
Hector Communications Corp. 1         200         2,550
Heico Corp. -- Class A                100         1,300
Heico Corp.                           100         1,312
Heilig-Meyers Co.                     400           675
Heinz, (H.J.) Co.                     500        19,594
Heller Financial                      200         3,775
Herbalife International, Inc. --
     Class A                          200         1,737
Hercules, Inc.                        200         3,312
Hershey Foods Corp.                   200        10,375
Hertz Corp. -- Class A                100         3,131
Hewlett-Packard Co.                 1,300       156,162
Hexcel Corp. 1                        300         2,325
Hibernia Corp. -- Class A             200         2,575
Hickory Tech Corp.                    200         2,700
High Speed Access Corp. 1             100           419
Hillenbrand Industries, Inc.          100         3,069
Hilton Hotels Corp.                   512         4,352
HNC Software, Inc. 1                  100         4,100
Hollinger International               200         2,437
Home Depot, Inc.                    3,150       153,759
Homefed Corp. 1                        79            --
Homegold Financial 1                  100            87
Homestake Mining Co.                  300         2,025
Homestore.com 1                       100         2,356
Hon Industries, Inc.                  100         2,494
Honeywell International, Inc.       1,075        58,789
Horizon Financial Corp.               200         1,850
Horizon Group Properties, Inc. 1       20            72
Hormel Foods Corp.                    200         3,462
Host Marriott Corp.                   400         3,850
Household International, Inc. 1       606        28,482
Howmet International, Inc. 1          200         4,037
Hubbell, Inc. -- Class B              100         2,637
Hudson United Bancorp                 103         2,504
Human Genome Sciences, Inc. 1         100         8,775
Humana, Inc. 1                        300         1,687
Huntington Bancshares, Inc.           351         6,801
Hutchinson Technology, Inc. 1         100         1,175
Hvide Marine Warrants1                  1             2
Hvide Marine, Inc. -- Class A 1       100            15
I2 Technologies, Inc. 1               200        21,275
IBP, Inc.                             200         3,300
ICG Communications, Inc. 1            131         2,464
ICOS Corp. 1                          100         3,500
IDEC Pharmaceuticals Corp. 1          100         6,381
IDX Systems Corp. 1                   100         1,475
Il Fornaio (America) Corp. 1          300         2,550
Illinois Tool Works, Inc.             380        22,064
Illuminet Holding 1                   100         3,812
IMC Fertilizer Group, Inc.            200         3,075
Immucor, Inc. 1                       100           806
Immunex Corp. 1                       700        18,112
Immunomedics, Inc. 1                  100         1,244
IMS Health                            400         6,600
Independent Bank East                  64           832
Indymac Mortgage Holdings, Inc.       300         3,919
Inet Technologies 1                   100         4,000
Infinity Broadcasting Corp. A 1       612        19,354
Informatica Corp. 1                   100         4,025
Information Resources, Inc. 1         200         1,000
Informix Corp. 1                      400         2,900
Infospace.com, Inc. 1                 300        13,012
Ingersoll-Rand Co.                    200         9,112
Inktomi Corp. 1                       100        11,162
Innovex, Inc.                         100           862
Input/Output, Inc 1                   100           787
Insight Communications 1              100         1,419
Insignia Financial Group 1            133         1,505
Insweb Corporation1                   100           237
Integra Bank Corp.                    126         2,520
Integrated Device Technology, Inc. 1  100         4,744
Integrated Electrical Services 1      100           494
Intel Corp.                         4,486       559,348
Interdigital Communications Corp. 1   100         1,606
Interface, Inc. -- Class A            200           862
Interim Services 1                    200         4,025
Interliant, Inc. 1                    100         1,619
Intermedia Communications of
  Florida, Inc. 1                     100         2,500
Internap Network Services 1           200         5,725
International Bancshares Corp.        125         5,500
International Business Machines
  Corp.                             2,400       257,550
International Flavors &
  Fragrances, Inc.                    100         3,400
International Game Technology 1       200         5,425
International Home Foods, Inc. 1      200         3,400


14
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STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
International Paper Co.               548    $   19,077
International Rectifier Corp. 1       100         4,125
International Specialty Products 1    200         1,087
International Speedway Corp. --
  Class A                             100         4,281
Internet Commerce Corp.-- Class A 1   100           825
Interpool, Inc.                       200         1,600
Interspeed Inc.                       100         1,138
Interpublic Group of Cos., Inc.       510        21,898
Interstate Hotels Corp. 1              10            24
Intertrust Technologies Corp.  1      200         3,550
Intimate Brands                       640        15,080
Intuit 1                              300        10,875
Invacare Corp.                        100         2,475
Investment Technology Group, Inc. 1   100         3,375
Iomega Corp. 1                        300           975
Iron Mountain 1                       100         3,650
IRT Property Co.                      100           806
ISS Group, Inc. 1                     100         7,400
ITC Deltacom, Inc. 1                  100         1,819
Itron, Inc. 1                         300         1,406
ITT Industries                        100         3,456
Itxc Corp. 1                          100         3,350
Ivax Corp.                            300        11,306
IXL Enterprises, Inc. 1               100         1,900
Ixnet Inc. 1                          100         3,044
J. D. Edwards & Co. 1                 200         2,637
J.C. Penney Co., Inc. 1               400         7,250
Jabil Circuit, Inc. 1                 300        10,950
Jacobs Engineering Group, Inc. 1      100         3,325
JDN Realty Corp.                      100         1,069
JDS Uniphase Corp. 1                  700        61,600
Jefferson-Pilot Corp.                 150        10,294
JLG Industries, Inc.                  300         2,925
JLM Industries, Inc. 1                100           387
Jo-Ann Stores, Inc.-- Class A 1       300         2,850
John Hancock Financial 1              500        11,156
Johns Manville Corp.                  200         2,287
Johnson & Johnson                   1,863       166,738
Johnson Controls, Inc.                100         5,694
Jones Apparel Group, Inc. 1           200         5,362
Juniper Networks 1                    200        35,037
Juno Online Services 1                100           806
Justin Industries, Inc.               200         3,487
K-V Pharmaceutical Co. -- Class A 1   100         1,919
Kaiser Aluminum Corp.                 100           444
Kana Communications 1                 100         4,481
Kansas City Southern Industries       100         6,725
Kaufman & Broad Home Corp.            100         1,731
Kaydon Corp.                          100         2,331
Keane, Inc. 1                         100         2,681
Keebler Foods Co.                     100         3,625
Kellogg Co.                           600        18,225
Kemet Corp. 1                         100         6,719
Kendle International, Inc. 1          100           637
Kennedy-Wilson, Inc. 1                150           778
Kent Electronics Corp. 1              200         5,550
Kerr-McGee Corp.                       73         4,357
KeyCorp                               600        12,600
Keyspan Energy Corp.                  188         5,734
Keystone Financial, Inc.              300         6,394
Kilroy Realty Corp.                   100         2,287
Kimball International, Inc.-- Class B 200         3,225
Kimberly Clark Corp.                  744        45,012
Kimco Realty Corp.                    100         4,050
Kinder Morgan                         150         4,894
King Pharmaceuticals 1                 50         2,675
Kitty Hawk, Inc. 1                    300           225
KLA Instruments Corp. 1               200         9,912
Klamath First Bancorp, Inc.           200         2,225
Kmart Corp. 1                         800         6,800
Knight Trading Group 1                200         5,812
Knight-Ridder, Inc.                   100         5,300
Kohls Corp. 1                         400        20,700
Kopin Corp. 1                         100         7,094
Kroger Co. 1                        1,200        23,850
L-3 Communications Holdings 1         100         5,600
La-Z-Boy Chair Co.                    118         1,895
Labor Ready, Inc. 1                   225         2,109
Laclede Gas Co.                       200         3,937
Lafarge Corp.                         100         2,550
Lam Research Corp. 1                  100         3,212
Lamar Advertising Co. 1               100         4,012
Lancaster Colony Corp.                100         2,369
Lance, Inc.                           100           975
Landry's Seafood Restaurants, Inc.    300         2,344
Lanier Worldwide1                     100           181
Lanvision Systems, Inc. 1             100           150
Lason Holdings, Inc. 1                100           262
Lattice Semiconductor Corp. 1         100         5,931
Lawson Products, Inc.                 100         2,394
Leap Wireless International 1          25         1,100
Lear Corp. 1                          100         2,344
Lee Enterprises, Inc.                 100         2,187
Legato Systems, Inc. 1                100         1,087
Legg Mason, Inc.                      100         4,412
Leggett & Platt, Inc.                 200         4,012

                                                                              15
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--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Lehman Brothers, Inc.                 100     $   7,719
Level 3 Communications, Inc. 1        500        38,156
Level 8 Systems, Inc. 1               100         1,969
Lexmark International Group, Inc. --
   Class A 1                          200        13,950
LG&E Corp.                            200         4,737
LHS Group, Inc. 1                     100         3,500
Liberate Technology 1                 100         2,331
Liberty Digital Inc. Cl. A 1          100         3,200
Liberty Financial Companies, Inc.     200         4,712
Lifepoint Hospitals 1                  57         1,222
Ligand Pharmaceutical -- Class B 1    200         2,137
Limited, Inc.                         600        14,475
Lincare Holdings, Inc. 1              100         2,900
Lincoln Electric Holdings             100         1,487
Lincoln National Corp.                300        11,625
Lindsay Manufacturer Co.              150         2,812
Linear Technology Corp.               400        23,625
Linens `N Things, Inc. 1              100         2,656
Lithia Motors 1                       200         2,425
Liz Claiborne, Inc.                   100         3,931
Lockheed Martin Corp.                 600        14,700
Loews Corp.                           100         6,587
Logansport Financial Corp.            100           850
Loislaw.com 1                         100           687
Longview Fibre Co.                    100         1,200
Looksmart Ltd1                        100         1,387
Loral Space and Communications Ltd. 1 400         3,025
Louisiana-Pacific Corp.               200         2,250
Lowe's Cos., Inc.                     500        23,281
LSI Logic Corp. 1                     400        21,075
LTV Corp.                             100           262
LTX Corp. 1                           100         2,612
Lubrizol Corp.                        100         2,312
Lucent Technologies, Inc.           4,303       246,885
Lycos, Inc. 1                         100         6,050
Lyondell Petrochemical Co.            200         3,337
M.A. Hanna Co.                        300         3,506
Macromedia, Inc. 1                    100         8,012
Magellan Petroleum Corp. 1            200           231
Mail Boxes Etc. 1                     100           553
Mail-Well, Inc. 1                     300         2,812
Mallinckrodt Group, Inc.              100         2,894
Management Network Group Inc. 1       100         2,275
Mandalay Resort Group, Inc. 1         100         2,119
Manor Care 1                          200         1,412
Manpower, Inc.                        100         3,537
Mapquest.com, Inc. 1                  100         1,631
Marchfirst Inc. 1                     286         5,398
Marine Transport Corp. 1               10            25
Markel Corp. 1                        100        14,525
Mark IV Industries, Inc.              200         4,250
Marriott International -- Class A     300        10,875
Marsh and McLennan                    400        44,025
Marshall & Ilsley Corp.               100         4,850
Martin Marietta Materials, Inc.       100         4,894
Masco Corp.                           700        13,781
Mascotech, Inc.                       200         2,575
Matlack Systems, Inc. 1               100           306
Mattel, Inc.                          520         7,052
Maxim Integrated Products, Inc. 1     400        25,375
Maxwell Technologies, Inc. 1          200         2,775
Maxxam, Inc. 1                        100         2,550
May Department Stores Co.             500        15,031
Mays (J.W.), Inc. 1                   100           475
Maytag Corp.                          100         3,275
MBIA, Inc.                            100         5,781
MBNA Corp.                          1,100        30,662
McClatchy Newspapers, Inc.            100         3,075
McCormick & Co., Inc.                 100         3,250
McDermott International, Inc.         300         3,000
McDonald's Corp.                    1,800        64,462
McGraw-Hill, Inc.                     200        10,287
McKesson HBOC                         459         7,545
McLeod USA Inc. -- Class A 1          759        15,180
McMoRan Exploration 1                 200         3,112
MCN Corp.                             100         2,281
MDC Holdings, Inc.                    300         5,794
Mead Corp.                            200         6,162
Mech Financial, Inc.                  100         3,462
Media Arts Group, Inc. 1              300         1,163
Mediacom Communications 1             240         1,924
Medialink Worldwide 1                 100           713
Mediaone Group 1                      800        53,450
Medical Assurance, Inc. 1             105         1,194
Medical Manager Corp. 1               100         2,206
Medimmune, Inc. 1                     100        15,538
Meditrust Corp. Paired Stock          255           478
Medtronic, Inc.                     1,620        83,633
Mellon Financial Corp.                700        26,994
MemberWorks, Inc. 1                   100         3,225
Mentor Corp. MN                       200         4,800
Mercantile Bankshares Corp.           100         3,313
Mercator Software 1                   100         2,975
Merchants New York Bancorp, Inc.      300         5,100
Merck & Co., Inc.                   3,100       231,338


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STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Mercury Interactive Corp. 1           100     $   8,475
Meredith Corp.                        100         3,044
Meristar Hospitality Corp.            100         1,900
Meristar Hotels & Resorts, Inc. 1     100           288
Merrill Lynch & Co., Inc.             500        49,313
Merrimac Industries, Inc. 1            10           121
Messagemedia, Inc. 1                  100           300
Metamor Worldwide, Inc. 1             100         2,275
Metasolv Software 1                   100         3,950
Methode Electronics, Inc. -- Class A  100         3,588
Metris Companies, Inc.                100         3,700
Metro-Goldwyn-Mayer, Inc. 1           300         8,513
Metromedia Fiber Network, Inc. 1      600        18,563
MGC Communications, Inc. 1            100         4,100
MGIC Investment Corp.                 100         4,956
MGM Grand, Inc.                       166         5,395
Micrel, Inc. 1                        100         6,375
Microage, Inc. 1                      200           375
Microchip Technology, Inc. 1           50         2,838
Microfinancial                        200         1,900
Micron Technology, Inc. 1             700        48,956
Microsoft Corp. 1                   7,045       440,753
Milacron                              100         1,581
Millennium Pharmaceuticals 1          100         8,363
Miller (Herman) Inc.                  100         2,700
Millipore Corp.                       100         7,238
Minnesota Mining & Manufacturing Co.  500        42,875
Mirage Resorts, Inc. 1                200         4,188
Mississippi Chemical Corp.            100           581
Mitchell Energy & Development Corp.
  -- Class A                          200         5,813
MMC Networks, Inc. 1                  100         3,263
Modis Professional Services 1         200         2,050
Molex, Inc.                           250        12,203
Momentum Business Applications 1        6            44
Montana Power Co.                     200         7,563
Morgan Stanley Dean Witter
  Discover & Co.                    1,500       107,906
Morgan, (J.P.) & Co., Inc.            200        25,750
Morrison Knudsen Corp. 1              200         1,550
Morrison Management Specialist, Inc.  220         5,981
Motient Corp. 1                       200         1,813
Motorola, Inc.                        915        85,781
MP3.com 1                             100         1,113
MRV Communications, Inc. 1            200         5,325
MSB Financial                         200         1,313
MTI Technology Corp. 1                100           706
Myers Industries, Inc.                110         1,499
Mylan Laboratories                    200         5,363
Myturn.com1                           500         5,125
Nabisco Group Holdings                400         8,725
Nabors Industries, Inc.               200         8,600
Nash Finch Co.                        300         2,325
National Bancorp Alaska, Inc.         200         8,075
National City Corp.                   840        16,800
National Commerce Bancorp             200         3,800
National Computer Systems, Inc.       100         4,544
National Data Corp.                   100         2,206
National Fuel & Gas Co.               100         5,181
National Health Investors, Inc.       300         3,094
National Info. Consortium 1           100         1,488
National Instruments Corp. 1          100         3,638
National Semiconductor Corp. 1        200        10,750
National Service Industries, Inc.     100         2,175
National Steel Corp.-- Class B        400         2,100
Navigant Consulting Co. 1             400         1,850
Navigant International, Inc. 1         10            90
Navistar International Corp. 1        100         3,213
NBTY, Inc. 1                          200         3,188
NCO Group, Inc. 1                     100         2,388
NCR Corp. 1                           200         8,438
Neoforma.com, Inc. 1                  300         1,950
Neon Systems 1                        100         2,100
Netro Corp. 1                         100         2,988
Network Access Solutions Corp. 1      100         1,050
Network Appliance Corp. 1             400        25,825
Network Associates, Inc. 1            150         3,281
Network Commerce 1                    100           400
Network Plus Corp 1                   100         1,263
Network Solutions, Inc. 1             100        14,713
NetZero 1                             200         1,588
New Century Energies, Inc.            200         6,725
New Era of Networks 1                 100         2,138
New Jersey Resources Corp.            100         3,875
New York Times Co.-- Class A          300        11,513
Newell Rubbermaid, Inc.               336         8,820
Newfield Exploration Co. 1            100         4,188
Newmont Mining Corp.                  205         4,728
Newpark Resources, Inc. 1             100           838
Newport Corp.                         100        17,056
Newsedge Corp. 1                      100           200
Nexell Therapeutics 1                 100           347
Next Level Communications 1           100         5,113
Nextcard, Inc. 1                      100           969
Nextel Communications, Inc.
  -- Class A 1                        500        46,313
Nextlink Communications, Inc. 1       100         7,006
Niagara Mohawk Holdings 1             300         4,406

                                                                              17
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STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Nieman Marcus Group -- Class A        100     $   2,625
Nike, Inc.                            400        17,150
NL Industries, Inc.                   200         3,475
Nobility Homes 1                      110           550
Noble Drilling Corp. 1                200         8,675
Nordstrom, Inc.                       200         5,025
Norfolk Southern Corp.                600        10,688
North American Vaccine, Inc. 1        200           875
North Fork BanCorp, Inc.              250         4,141
Northeast Utilities                   200         4,425
Northern States Power Co. (Minn.)     300         6,638
Northern Trust Corp.                  300        19,744
Northfield Laboratories, Inc. 1       200         2,225
Northland Cranberries, Inc.
  -- Class A                          100           397
Northpoint Communications 1           200         3,125
Northrop Grumman Corp.                100         7,663
Northwest Airlines Corp. -- Class A 1 100         2,844
Northwest Bancorp, Inc.               200         1,513
Northwest Natural Gas Co.             300         6,525
Northwestern Corp.                    100         2,325
Norwood Financial Corp.               100         1,838
Nova Corp. (Georgia) 1                100         2,938
Novell, Inc. 1                        500         4,156
Novellus Systems, Inc. 1              200         9,638
Nstar                                  42         1,809
NTL, Inc. 1                           156         9,214
Nu Skin Asia Pacific, Inc. 1          100           663
Nucor Corp.                           100         3,888
Oakley, Inc. 1                        200         1,938
Occidental Petroleum Corp.            600        14,213
Ocean Energy, Inc. 1                  400         6,000
Oceaneering International, Inc. 1     200         3,900
Ocwen Financial Corp. 1               200         1,150
Office Depot, Inc. 1                  600         4,238
Officemax 1                           300         1,631
Offshore Logistics, Inc. 1            100         1,413
Old Kent Financial Corp.              115         3,824
Old National Bancorp                   64         1,884
Omnicare, Inc.                        200         3,300
Omnicom Group, Inc.                   200        16,788
Omnova Solutions                      100           713
On Command Corp. 1                    300         4,838
One Valley Bancorp, Inc.              100         3,713
Open Market, Inc. 1                   100         1,063
Optical Cable Corp. 1                 100         2,381
Oracle Systems Corp. 1              3,800       273,125
Orapharma1                            200         1,463
Orbital Sciences Corp. 1              400         4,900
Oregon Steel Mills, Inc.              400           875
Organic 1                             100         1,013
Orphan Medical, Inc. 1                100           706
Outback Steakhouse 1                  150         4,547
Overseas Shipholding Group, Inc.      200         4,638
Owens Corning                         100         1,544
Pac-West Telecomm Inc. 1              100         1,475
Paccar, Inc.                          100         4,188
Pacific Century Hawaii, Inc.          200         4,500
Pacificamerica Money Center, Inc. 1   200            23
Pacificare Health Systems, Inc.       100         6,481
Pactiv Corp. 1                        300         2,681
Paging Network, Inc. 1                100            66
PaineWebber Group, Inc.               200         8,988
Pairgain Technologies, Inc. 1         100         2,869
Pall Corp.                            200         4,200
Palm Harbor Homes, Inc. 1             125         1,875
PAM Transportation Services, Inc. 1   100           844
Pameco Corp. 1                        200           525
Papa John's International 1           100         2,506
Parametric Technology Corp. 1         400         4,250
Parexel International Corp. 1         100           900
Park Place Entertainment 1            400         5,050
Parker-Hannifin Corp.                 200         8,338
Patrick Industries, Inc.              100           625
Patterson Dental Co. 1                100         5,094
Paychex, Inc.                         562        19,670
PE Corp. - Celera Genomics Group 1    100         5,563
PE Corp. - PE Biosystems              300        16,650
PECO Energy                           300        13,181
Penford Corp.                         200         3,650
Pennsylvania Real Estate Investment
  Trust                               200         3,488
Pennzoil-Quaker State Co.             300         3,300
Penwest Pharmaceuticals Co. 1         150         1,763
Peoples Bank of Bridgeport            200         4,213
Peoplesoft, Inc. 1                    400         5,525
Pep Boys (Manny Moe & Jack)           100           713
Pepsi-Cola Bottling                   200         5,225
Pepsico, Inc.                       2,000        81,375
Perceptron, Inc. 1                    300         1,200
Peregrine Systems, Inc. 1             200         4,150
Performance Technologies, Inc. 1      100         1,013
Perot Systems 1                       200         3,113
Perrigo Company 1                     100           600
PETsMART, Inc. 1                      100           300
Pfizer, Inc.                        5,200       231,725
PG & E Corp.                          600        15,563
Pharmacia Corp.                     1,700        88,294


18

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STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Phelps Dodge Corp.                    136     $   6,103
Philip Morris Companies, Inc.       3,200        83,600
Phillips Petroleum Co.                300        17,175
Phone.com 1                           100         6,994
Piedmont Natural Gas Co., Inc.        100         2,975
Pier 1 Imports, Inc.                  150         1,275
Pinnacle Entertainment 1              100         1,906
Pinnacle Holdings 1                   100         4,900
Pinnacle West Capital Corp.           100         3,575
Pitney Bowes, Inc.                    400        17,400
Pittston Services Group               200         3,038
Pixar, Inc. 1                         100         3,425
Pizza Inn, Inc.                       100           363
Playboy Enterprises, Inc.
  -- Class B 1                        100         1,313
Playtex Products, Inc. 1              100         1,163
PNC Bank Corp.                        400        20,150
Polaroid Corp.                        200         3,838
Policy Management Systems 1           100         1,019
Popular, Inc.                         200         4,575
Portal Software1                      200         8,050
Potomac Electric Power Co.            200         5,188
Powerwave Technologies, Inc. 1        100         5,419
PPG Industries, Inc.                  200         9,913
PPL Corp.                             300         7,088
Praxair, Inc.                         200         8,400
Pre-Paid Legal Services, Inc. 1       100         3,019
Premier Parks, Inc. 1                 100         2,381
Presidential Life Corp. 1             300         4,388
Previo Inc. 1                         100           563
PRI Automation, Inc. 1                100         5,139
Price Communications Corp. 1          127         2,897
Priceline.com, Inc. 1                 200         7,625
Pride International, Inc. 1           200         5,088
Prime Retail, Inc.                    400           625
Primedia, Inc. 1                      300         5,944
Primus Telecommunications Group,
  Inc. 1                               61         1,594
Procter & Gamble Co.                1,800       119,700
Prodigy Communications Corp. 1        100         1,075
Programmers Paradise, Inc. 1          500         1,719
Progressive Corp                      100         9,388
Prologos Trust                        300         6,206
Protection One, Inc. 1                300           563
Provident Bancorp, Inc.               100         2,788
Provident Bankshares Corp.            115         1,696
Providian Financial Group             150        13,341
Proxicom 1                            100         4,588
PSINet, Inc. 1                        200         5,213
PSS World Medical, Inc. 1             200         1,688
PSW Technologies, Inc. 1              200         1,925
Ptek Holdings Inc. 1                  200           688
Public Service Enterprise Group       300        11,175
Public Storage, Inc.                  186         4,150
Puerto Rican Cement Co., Inc.         100         3,100
Pulte Corp.                           100         2,219
PVF Capital                            10            97
Qlogic Corp. 1                        100         4,913
Quaker Oats Co.                       200        14,713
Qualcomm, Inc. 1                    1,000        66,375
Quanta Services, Inc. 1               100         4,900
Quantum Corp. Dlt & Storage 1         300         3,113
Queens County Bancorp                 100         1,975
Quest Diagnostics, Inc. 1             100         6,688
Quest Software, Inc. 1                100         4,000
Quiksilver, Inc. 1                    150         2,044
Quintiles Transnational Corp. 1       200         2,950
Quintus Corporation 1                 237         1,703
Quokka Sports 1                       100           456
Quorum Health Group, Inc. 1           100           966
Qwest Communications International,
  Inc. 1                            1,032        43,667
R&B Falcon Corp. 1                    200         4,688
R&G Financial Corp.                   300         2,456
R.H. Donnelley Corp. 1                220         4,070
R.L.I. Corp.                          200         7,275
R.R. Donnelley & Sons Co.             200         4,938
Radian Group, Inc.                    106         5,830
Radio One, Inc. 1                     100         7,150
Radioshack Corp.                      300        12,731
Rainbow Technologies, Inc. 1          100         3,188
Rainforest Cafe, Inc. 1               100           297
Ralston Purina Group                  500         9,281
Rare Hospitality International,
  Inc. 1                              200         5,475
Rational Software 1                   100         7,331
Rayovac Corp. 1                       100         1,775
Raytheon Co. -- Class B               500        11,719
Razorfish1                            174         2,719
RCN Corp. 1                           100         2,306
Reader's Digest Assn., Inc.
  -- Class A                          200         6,775
RealNetworks, Inc. 1                  200         7,263
Red Hat 1                             200         3,213
Redback Networks 1                    200        16,775
Redwood Empire Bancorp                100         1,900
Reebok International Ltd. 1           200         2,775
Regions Financial Corp.               300         6,788
Reliance Group Holdings               200           463
Reliance Steel & Aluminum Co.         150         3,141
Reliant Energy                        500        14,250

                                                                              19

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STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED

Reliastar Financial Corp.             100     $   5,150
Remedy Corp. 1                        100         4,150
Renal Care Group, Inc. 1              200         4,775
Republic Group, Inc.                  100           925
Retek, Inc. 1                         100         2,063
Reynolds & Reynolds                   200         4,375
RF Micro Devices, Inc. 1              100        10,500
RF Monolithics, Inc. 1                100           925
Rhythms Netconnections 1              200         3,300
Rite Aid Corp.                        400         2,775
RJ Reynolds Tobacco Holdings          200         5,550
Roanoke Electric Steel Corp.          100         1,325
Robert Half International, Inc. 1     100         5,938
Robert Mondavi Corp.-- Class A 1      100         3,138
Rock of Ages Corp. 1                  200         1,000
Rockwell International Corp.          300        12,300
Rohm & Haas Co.                       373        12,729
Rollins Truck Leasing Corp.           250         2,359
Roper Industries, Inc.                100         3,525
Rouse Company                         100         2,394
Rowan Cos., Inc. 1                    100         3,106
Royal Caribbean Cruises Ltd.          200         4,925
RPM, Inc. (Ohio)                      200         1,950
RSA Security, Inc. 1                  100         5,756
Ruddick Corp.                         300         4,163
Rural/Metro Corp. 1                   300           356
Ryans Family Steak Houses, Inc. 1     200         1,800
Ryder Systems, Inc.                   100         1,919
S&K Famous Brands, Inc. 1             100           644
S1 Corp. 1                            100         3,363
S3, Inc. 1                            300         4,800
Sabre Group Holdings, Inc.            244         7,015
Safeco                                200         4,913
Safeguard Scientifics, Inc. 1         200         6,438
Safety Components International,
  Inc. 1                              100            46
Safety-Kleen Corp. 1                  300           188
Safeway, Inc. 1                       700        32,288
Saks, Inc. 1                          282         3,261
Sandisk Corp. 1                       100         5,813
Sangstat Medical Corp. 1              100         2,663
Sanmina Corp. 1                       200        12,725
Sante Fe International Corp.          200         7,763
Santa Fe Snyder Corp. 1               100         1,263
Sapient Corp. 1                       100         9,994
Sara Lee Corp.                      1,300        23,400
Sauer, Inc.                           200         1,725
SBC Communications, Inc.            4,607       201,268
Scana Corporation                      70         1,811
Schering-Plough Corp.               2,000        96,750
Schlumberger Ltd.                     700        51,494
School Specialty, Inc. 1               11           177
SCI Systems, Inc. 1                   200         9,000
Scient Corp. 1                        100         4,288
Scientific-Atlanta, Inc.              200        11,275
Scios, Inc. 1                         100           438
Scotts Company (The) 1                100         3,763
SCPIE Holdings, Inc.                  100         2,431
Scripps Co. (E.W.) -- Cl. A           100         4,788
SDL, Inc. 1                           100        22,656
Seagate Technology, Inc. 1            300        17,400
Sealed Air Corp. -- New 1             153         8,568
Sears, Roebuck & Co.                  500        18,469
Seitel, Inc. 1                        100           850
Sempra Energy                         250         4,703
Senior Housing Prop. Trust            220         2,049
Sensormatic Electronics Corp. 1       200         3,138
Sepracor, Inc. 1                      100         9,563
Sequa Corp.-- Class A 1               100         4,769
Serologicals Corp. 1                  100           406
Service Corp. International           400         1,250
SFX Entertainment, Inc.-- Class A 1   150         6,544
Shared Medical Systems Corp.          100         7,263
Shaw Industries, Inc.                 200         2,788
Sherwin Williams Co.                  300         6,975
Shuffle Master, Inc. 1                100         1,475
Shurgard Storage Centers -- Class A   100         2,294
Sicor, Inc. 1                         300         2,569
Siebel Systems, Inc. 1                300        35,100
Sigma Aldrich Corp.                   200         6,675
Silicon Graphics, Inc. 1              300         1,988
Silicon Image, Inc. 1                 100         3,606
Siliconix, Inc. 1                     100         6,175
Simon Property Group, Inc.            300         7,350
Sky Financial Group, Inc.             310         4,786
SLI, Inc.                             400         5,200
SLM Holding Corp.                     250         8,422
Smith (A.O.) Corp.                    150         3,150
Smucker (J.M.) Co. -- Class A         200         3,538
Smurfit-Stone Container Corp. 1       297         4,214
Snap-On Tools Corp.                   100         2,569
Snyder Communications, Inc. 1         100         2,263
Sodexho Marriott Services             325         4,753
Software.com 1                        100         8,425
Sola International, Inc. 1            200         1,000
Solectron Corp. 1                     802        26,516
Solutia, Inc.                         200         2,425

20

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STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Sonic Automotive, Inc. 1              200     $   1,950
Sonoco Products                       100         2,206
Sotheby's Holdings -- Class A         300         4,894
South Alabama Bancorp                 100         1,000
Southern Banc Company                 100           813
Southern Co.                        1,000        25,938
Southern Union Co. 1                  200         3,450
Southtrust Corp.                      250         6,766
Southwest Airlines Co.                700        13,431
Southwest Bancorp of Texas, Inc. 1    200         3,950
Sovereign Bancorp, Inc.               260         1,788
Spectrasite Holdings 1                200         3,388
Spectrx 1                             100         1,075
Speedfam-Ipec 1                       300         3,956
Speedway Motorsports, Inc. 1          100         2,056
Spieker Properties, Inc.              100         4,644
Spinnaker Industries, Inc. 1          100           988
Springs Industries, Inc. -- Class A   100         4,750
Sprint Corp. (FON Group)            1,200        72,600
Sprint Corp. (PCS Group) 1          1,200        66,600
SS&C Technologies, Inc. 1             600         2,925
St. Joe Company                       100         2,994
St. Jude Medical, Inc. 1              100         3,594
St. Paul Cos., Inc.                   300        11,250
Stage Stores, Inc. 1                  100            16
Stamps.com, Inc. 1                    100         1,000
Stanley Works                         100         2,688
Staples, Inc. 1                       650         9,588
Starbucks Corp. 1                     200         6,800
Starmedia Network, Inc.               100         1,794
Starwood Hotels & Resorts Worldwide   291         8,603
State Street Corp.                    200        22,300
Statefed Financial Corp.              100           863
Steel Dynamics, Inc. 1                300         2,794
Sterile Recoveries 1                  100           644
STERIS Corp. 1                        300         2,719
Stewart Enterprises, Inc.             200           800
Stillwater Mining Co. 1               100         2,806
Storage Technology Corp. 1            200         2,238
Structural Dynamics Research Corp. 1  300         3,413
Stryker Corp.                         200         7,563
Styleclick.com, Inc. 1                200         2,088
Summit Bancorp                        300         8,606
Sun Healthcare Group, Inc. 1          300            23
Sun Microsystems, Inc. 1            2,100       160,913
Sunbeam Oster Corp. 1                 100           313
Sungard Data Systems, Inc. 1          200         6,788
Sunoco, Inc.                          100         3,231
Sunrise Assisted Living, Inc. 1       166         3,019
Suntrust Banks, Inc.                  392        23,422
Superior Industries International,
  Inc.                                100         2,794
Superior Telecom, Inc.                228         2,480
SuperValu, Inc.                       200         4,163
SVI Holdings 1                        300         2,306
Sybase, Inc. 1                        200         3,813
Sybron International Corp. 1          200         6,338
Sycamore Networks 1                   300        25,088
Sylvan Learning Systems, Inc. 1       300         3,375
Symantec Corp. 1                      100         6,575
Symbol Technologies, Inc.             225         9,914
Synopsys, Inc. 1                      100         4,731
Synovus Financial Corp.               450         9,000
Syntel, Inc. 1                        150         1,819
Sysco Corp.                           500        20,969
T. Rowe Price Associates, Inc.        200         7,638
T/R Systems, Inc. 1                   200         2,500
Taco Cabana, Inc. 1                   100           638
Talk.com 1                            200         1,381
Target Corp.                          600        37,613
Targeted Genetics Corp. 1             100           700
Taubman Centers, Inc.                 200         2,175
TBC Corp. 1                           100           488
TCF Financial Corp.                   100         2,619
Technisource, Inc. 1                  100           400
TECO Energy, Inc.                     200         4,288
Tekelec, Inc. 1                       100         3,300
Telecorp PCS 1                        100         3,038
Teledyne Technologies 1                42           612
Teleflex, Inc.                        100         3,544
Teleglobe, Inc.                       177         3,562
Telephone & Data Systems, Inc.        100        10,600
Teletech Holdings, Inc. 1             100         3,275
Tellabs, Inc. 1                       500        32,469
Telxon Corp.                          100         1,525
Temple Inland, Inc.                   100         4,969
Tenet Healthcare, Corp.               500        12,813
Tenneco Automotive, Inc.              360         2,633
Teppco Partners, L.P.                 200         4,525
Teradyne, Inc. 1                      200        17,200
Terayon Communication Systems 1       100         5,550
Tetra Tech, Inc. 1                    250         5,500
Tetra Technologies, Inc. 1            100         1,294
Texaco, Inc.                          700        40,206
Texas Biotechnology Corp. 1           100           969
Texas Industries, Inc.                100         2,869
Texas Instruments, Inc.             2,200       158,950

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
Textron, Inc.                         200    $   12,550
The Bank of New York Co., Inc.      1,000        46,938
The Chubb Corp.                       200        14,000
The Servicemaster Co. 1               400         5,125
Thermo Electron Corp. 1               200         3,713
Thermo Fibertek, Inc. 1               100           613
Thermo Instrument Systems, Inc. 1     200         3,275
Thomas & Betts Corp.                  100         2,838
Thomas Nelson, Inc.                   100           706
Three Rivers Banc                      50           400
Tibco Software, Inc. 1                300        16,688
Tier Technologies, Inc. 1             200         1,013
Tiffany & Co.                         100         6,094
Time Warner, Inc.                   1,700       134,194
Times Mirror Co. -- Class A           100         9,650
Timken Company                        200         3,775
Titan Corp. 1                         100         3,588
Titan International, Inc.             100           594
Titanium Metals Corp.                 100           438
TJX Companies, Inc.                   500        10,813
TMP Worldwide, Inc. 1                 100         5,525
Todd-AO Corp. -- Class A              100         2,013
Tokheim Corp. 1                       500           688
Toll Brothers, Inc. 1                 200         3,875
Tompkins County Trustco, Inc.         200         4,725
Too, Inc. 1                            57         1,461
Tootsie Roll Industries, Inc.         103         3,554
Torchmark Corp.                       200         5,438
Toro Co.                              100         3,150
Tosco Corp.                           200         6,125
Total Renal Care Holdings 1           200           788
Total System Services, Inc.           250         4,844
Toys R Us, Inc. 1                     400          6300
Trammell Crow Co. 1                   200         2,513
Transactions Systems Architects,
  Inc. -- Class A 1                   100         1,213
Transocean Sedco Forex Inc.           254        12,494
Transtechnology Corp.                 100           863
Trendwest Resorts, Inc. 1             100         2,338
Triarc Companies, Inc.-- Class A 1    200         4,150
Tribune Co.                           400        15,400
Trico Marine Services, Inc. 1         100           969
Tricon Global Restaurants, Inc. 1     140         4,104
Trinity Industries, Inc.              100         2,206
Triquint Semiconductor, Inc. 1        100         9,438
Tritel, Inc. 1                        100         2,294
Triton PCS Holdings, Inc -- Class A 1 100         4,075
True North Communications, Inc.       100         4,369
Trustmark Corp.                       300         5,906
TRW, Inc.                             200         9,700
Tucker Anthony Sutro                  100         1,713
Tularik, Inc. 1                       100         2,106
TV Guide, Inc. 1                      200         5,147
Txu Corp                              400        14,300
Tyson Foods, Inc. -- Class A          400         3,950
U.S. BANCORP                        1,100        28,600
U.S. BANCORP, Inc.                    100           456
U.S. Can Corp. 1                      100         1,650
U.S. Industries, Inc.                 200         2,700
U.S. Office Prods Co. 1                25            25
U.S. West, Inc.                       708        50,976
U.S.A. Floral Products, Inc. 1        300           244
UAL Corp.                             100         5,150
UCAR International, Inc. 1            100         1,225
Ultramar Diamond Shamrock Corp.       200         5,188
Unicom Corp.                          300        12,506
Union Carbide Corp. Holding Co.       200        10,938
Union Pacific Corp.                   400        16,925
Union Pacific Resources Group, Inc.   400         9,475
Union Planters Corp.                  200         6,250
Unionbancal Corp.                     200         6,850
Unisys Corp. 1                        500        13,563
United Asset Management Co.           300         5,550
United Bankshares, Inc.               200         3,800
United Mobile Homes, Inc.             100           800
United Parcel Service -- Class B      100         5,988
United States Cellular 1              100         6,225
United Technologies Corp.             655        39,587
UnitedGlobalcom, Inc. 1               100         4,800
Unitedhealth Group                    200        14,913
Unitrin, Inc.                         100         3,206
Unity Bancorp                         105           466
Universal Foods Corp.                 200         3,450
Univision Communications, Inc. 1      100        10,300
Unocal Corp.                          400        15,375
Unova                                 300         4,144
UnumProvident Corp.                   346         7,850
UroCor, Inc. 1                        100           381
URS Corp. 1                           200         2,625
US Oncology, Inc. 1                   188           893
USA Networks, Inc.                    400         7,575
USAir Group, Inc. 1                   100         4,250
Usana, Inc. 1                         200           888
USEC                                  300         1,388
USG Corp.                             100         3,769
USInternetworking, Inc. 1             175         3,139

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)                              MAY 31, 2000

                                                  MARKET
                                     SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
UST, Inc.                             300     $   4,988
USX Marathon Group                    500        13,594
USX-U.S. Steel Group                  100         2,256
VA Linux Systems 1                    100         3,983
Vail Resorts, Inc. 1                  100         1,600
Valassis Communications 1              50         1,650
Valhi, Inc.                           200         2,138
Valspar Corp.                         100         3,431
Valuevision International, Inc.
  -- Class A 1                        100         2,894
Varian Medical Systems, Inc. 1        100         4,131
Varian Semiconductor Equip Assoc. 1   100         4,769
Vastar Resources, Inc.                100         8,144
Vector Group Ltd                      105         1,181
Venator Group 1                       100         1,081
Ventas, Inc. 1                        400         1,525
Ventiv Health 1                       233         2,053
Ventro Corp. 1                        100         1,800
Verio, Inc. 1                         100         5,688
Verisign, Inc. 1                      100        13,538
VERITAS Software Corp. 1              500        58,250
Verticalnet, Inc. 1                   100         3,206
VF Corp.                              200         5,738
Viacom, Inc. -- Class B 1           2,072       128,464
Viad Corp.                            100         2,631
Viant Corp. 1                         100         2,500
Viatel, Inc. 1                        100         2,494
Vicinity Corp 1                        20           305
Vicor Corp. 1                         100         2,644
Vignette Corp. 1                      300         8,269
Virata Corp. 1                        200         8,250
Vishay Intertechnology, Inc. 1        131         9,268
Vision Twenty-One, Inc. 1             500           250
VISX, Inc. 1                          100         1,969
Vitech America, Inc. 1                100           606
Vitesse Semiconductor, Inc. 1         200        10,125
Vitria Technology, Inc. 1             200         7,000
Vlasic Foods International 1           40            88
Voicestream Wireless Corp.            176        20,152
Vornado Operating, Inc. 1             107           849
Vornado Realty Trust                  143         4,996
Vulcan Materials Co.                  100         4,675
W.R. Grace & Co.-- W/I 1              200         2,513
Wabash National                       200         2,563
Wabtec                                399         4,489
Wachovia Corp.                        300        20,738
Wal-Mart Stores, Inc.               6,000       345,750
Walgreen Co.                        1,400        39,725
Walker Interactive Systems, Inc. 1    100           319
Walt Disney Co.                     2,800       118,125
Walter Industries, Inc.               200         2,163
Warner Lambert Co.                  1,189       145,207
Washington Mutual, Inc.               786        22,598
Waste Connections, Inc. 1             200         3,925
Waste Management, Inc.                889        18,113
Water Pik Technologies 1               15            97
Waters Corp. 1                        100         9,450
Watson Pharmaceuticals 1              100         4,413
Wausau-Mosinee Paper Corp.            100           925
Weatherford International 1           200         8,613
Webb Interactive Services, Inc. 1     200         2,088
Webhire 1                             400         1,013
Weis Markets, Inc.                    100         3,275
Wellpoint Health Networks, Inc. 1     100         7,263
Wells Fargo Company                 2,200        99,550
Wendys International, Inc.            200         3,913
West Marine, Inc. 1                   100           806
West Teleservices 1                   200         5,263
Westamerica BanCorp.                  100         2,856
Western Digital Corp. 1               200           938
Western Wireless Corp. 1              100         4,781
Westfield America, Inc.               200         2,975
Westvaco Corp.                        200         6,025
Westwood One, Inc. 1                  200         6,638
Weyerhaeuser Co.                      300        14,888
Whirlpool Corp.                       100         5,669
White Mountains Insurance Group       100        14,119
Whitman Corporation                   200         2,363
Wiley (John) & Sons, Inc.-- Class A   200         3,563
Willamette Industries, Inc.           200         6,500
Williams Communications Group 1       100         3,669
Williams Companies, Inc.              600        24,938
Williams-Sonoma, Inc. 1               100         3,206
Wilmington Trust Corp.                100         5,075
Wind River Systems 1                   92         3,335
Wink Communications 1                 100         2,163
Winn Dixie Stores, Inc.               300         4,744
WinStar Communications, Inc. 1        150         4,256
Wireless Facilities 1                 100         4,719
Wisconsin Energy Corp.                200         4,225
Wm. Wrigley, Jr. Co.                  200        16,013
Wolverine WorldWide, Inc.             200         2,250
Women.com Network 1                   200           838
Woodward Governor Co.                 100         2,438
Workflow Management, Inc. 1           113         1,363
World Access, Inc. 1                  200         2,100
Worldcom, Inc. 1                    3,781       142,260
Worthington Industries, Inc.          100         1,213
Wyndham Hotels 1                      321           602

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED                               MAY 31, 2000

                                   SHARES/PAR    MARKET
                                      (000)       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
XCL Ltd. 1                             100  $         15
Xerox Corp.                          1,000        27,125
Xilinx, Inc. 1                         400        30,450
Xircom, Inc. 1                         100         4,125
Xpedior Inc. 1                         100         1,413
Yahoo!, Inc. 1                         734        82,988
Yardville National Bancorp             200         2,113
York International Corp.               100         2,613
Young & Rubicam                        100         4,775
Z-Tel Technologies 1                   100         1,288
Zenith Electronics Corp. 1             100             2
Ziff-Davis, Inc. 1                     200         1,688
Zions Bancorp.                         100         4,663
Zonagen, Inc. 1                        200           613
                                            ------------
REITS -- 0.0%
Glimcher Realty Trust                  300         4,050
                                            ------------
TOTAL COMMON STOCK
(Cost $18,771,436)                            20,466,578
                                            ------------
U.S. TREASURY BONDS -- 31.8%
U.S. Treasury Bond
   7.00%, 7/15/06                   $2,000     2,043,906
  12.75%, 11/15/10                   2,100     2,665,360
   9.25%, 2/15/16                      500       637,578
   8.75%, 5/15/17                    2,000     2,474,688
U.S. Treasury STRIP 3
   0.00%, 8/15/05                    1,000       714,238
   0.00%, 8/15/15                    8,000     3,067,208
                                            ------------
TOTAL U.S. TREASURY BONDS
(Cost $11,310,620)                            11,602,978
                                            ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                  PRINCIPAL
                                                    VALUE           MARKET
                                                    (000)            VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 11.8%
Goldman Sachs & Co., 6.3%
   Dated 5/31/00, principal and interest
   in the amount of $4,326,737 to be
   repurchased on 6/1/00, collateralized
   by U.S. Treasury Bill with a market
   value of $4,413,000
   0.00%, 11/09/00.                                $4,326        $ 4,326,000
                                                                 -----------
TOTAL INVESTMENTS -- 99.6%
(Cost $34,408,056)2                                               36,395,556
                                                                 -----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.4%                                               148,142
                                                                 -----------
NET ASSETS -- 100.0%                                             $36,543,698
                                                                 ===========
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE
  ($36,543,698 / 3,007,116 shares outstanding)                        $12.15
                                                                      ======
MAXIMUM OFFERING PRICE PER SHARE
  ($12.15 / 0.9555)                                                   $12.72
                                                                      ======

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Aggregate cost for federal tax purposes was $34,519,232.
3 Separate trading of registered interest and principal of securities.

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                                      FOR THE
                                                                    YEAR ENDED
                                                                   MAY 31, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends .................................................   $    295,130
     Interest ..................................................        838,140
                                                                   ------------
        Total income ...........................................      1,133,270
                                                                   ------------

EXPENSES:
     Investment advisory fee ...................................        146,416
     Distribution fee ..........................................         91,510
     Administration fee ........................................         36,388
     Printing and postage ......................................         35,462
     Accounting fee ............................................         35,001
     Audit fee .................................................         33,553
     Registration fee ..........................................         31,493
     Legal fee .................................................         24,977
     Transfer agent fee ........................................         22,000
     Organization cost .........................................         14,856
     Custodian fee .............................................          3,001
     Miscellaneous .............................................          5,536
                                                                   ------------
        Total expenses .........................................        480,193
     Less: Fees waived .........................................       (114,488)
                                                                   ------------
        Net expenses ...........................................        365,705
                                                                   ------------
     Net investment income .....................................        767,565
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain from security transactions ..............      2,684,320
     Change in unrealized appreciation/(depreciation)
       of investments ..........................................     (1,248,602)
                                                                   ------------
     Net gain on investments ...................................      1,435,718
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 2,203,283
                                                                    ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE                FOR THE
                                                          YEAR ENDED             YEAR ENDED
                                                         MAY 31, 2000           MAY 31, 1999
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
     Net investment income ...........................   $   767,565             $   478,431
     Net realized gain from security
        transactions .................................     2,684,320                 173,372
     Change in unrealized appreciation/
        (depreciation) of investments ................    (1,248,602)              2,351,825
                                                         -----------             -----------
     Net increase in net assets
        resulting from operations ....................     2,203,283               3,003,628
                                                         -----------             -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................      (719,452)               (440,554)
     Net realized capital gains ......................      (714,883)               (369,934)
                                                         -----------             -----------
     Total Distributions .............................    (1,434,335)               (810,488)

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares ....................     5,633,029              17,040,574
     Value of shares issued in reinvestment
        of dividends .................................     1,301,589                 713,228
     Cost of shares repurchased ......................    (6,894,103)             (2,432,446)
                                                         -----------             -----------
     Increase in net assets derived from capital
        share transactions ...........................        40,515              15,321,356
                                                         -----------             -----------
     Total increase in net assets ....................       809,463              17,514,496

NET ASSETS:
     Beginning of year ...............................   335,734,235              18,219,739
                                                         -----------             -----------
     End of year (including undistributed
       net investment income of $147,300
       and $99,187, respectively) ....................   $36,543,698             $35,734,235
                                                         ===========             ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                  FOR THE PERIOD
                                                              FOR THE             FOR THE       SEPTEMBER 16, 1997 1
                                                            YEAR ENDED          YEAR ENDED            THROUGH
                                                           MAY 31, 2000        MAY 31, 1999        MAY 31, 1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of year ..................   $ 11.91              $ 11.00             $ 10.00
                                                             -------              -------             -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .................................      0.26                 0.21                0.13
   Net realized and unrealized gain on investments .......      0.46                 1.10                0.96
                                                             -------              -------             -------
   Total from Investment Operations ......................      0.72                 1.31                1.09
                                                             -------              -------             -------
LESS DISTRIBUTIONS:
   Distributions from net investment income ..............     (0.24)               (0.21)              (0.09)
   Distributions from capital gains ......................     (0.24)               (0.19)              --
                                                             -------              -------             -------
   Total distributions ...................................     (0.48)               (0.40)              (0.09)
                                                             -------              -------             -------
   Net asset value at end of year ........................   $ 12.15              $ 11.91             $ 11.00
                                                             =======              =======             =======
TOTAL RETURN 2 ...........................................      6.09%               12.15%              10.94%
RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses 3 ............................................      1.00%                1.00%               1.00% 5
   Net investment income 4 ...............................      2.10%                1.81%               2.03% 5
SUPPLEMENTAL DATA:
   Net assets at end of year (000's) .....................   $36,544              $35,734             $18,220
   Portfolio turnover rate ...............................     59.04%               31.93%              20.08%

---------------------------------------------------------------------------------------------------------------------------

1 Commencement of operations.
2 Total Return figures exclude the impact of sales charges.
3 Ratio of expenses to average net assets prior to fee waiver and expense reimbursement was 1.31%, 1.68% and 2.25% for the years ended May 31, 2000, 1999 and the period ended May 31, 1998, respectively.
4 Ratio of net investment income to average net assets prior to fee waiver and expense reimbursement was 1.79%, 1.12% and 0.78% for the years ended May 31, 2000,1999 and the period ended May 31, 1998, respectively.
5 Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. SIGNIFICANT ACCOUNTING POLICIES -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and began operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively allocating the Funds' assets between common stocks of U.S. issuers and U.S. Treasury securities.

     The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements, and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     SECURITY VALUATION -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on an exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor under the direction of the Board of Directors determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. At May 31, 2000 there were no securities valued using fair valued procedures. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     REPURCHASE AGREEMENTS -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FEDERAL INCOME TAXES -- The Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

     The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax.

     As a result, the Fund has made no provision for federal income taxes.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for security transactions and the specific identification method for financial
28

--------------------------------------------------------------------------------

     reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, except for registration fees which are amortized over a three-year period, which began when the Fund began investment activities.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES -- International Strategy and Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. ISI has agreed to waive a portion of its fee and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.00% of the Fund's average daily net assets. For the year ended May 31, 2000, ISI waived fees in the amount of $114,488.

     Wilshire Associates Incorporated ("Wilshire") is the Fund's sub-advisor. As compensation for its sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%.

     The Fund is a member of the ISI family of Funds ("ISI Funds"). Investment Company Capital Corp. ("ICCC") provides administrative services to the ISI Funds for which the ISI Funds pay ICCC a fee that is based on their combined net assets and is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million. For the year ended May 31, 2000, ICCC's fee was $36,388, of which $3,132 was payable at May 31, 2000.

     Certain officers and directors of the Fund are also officers or directors of ISI, Wilshire or ICCC.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. For the year ended May 31, 2000, ICCC's fee was $35,001, of which $2,959 was payable at May 31, 2000.

     ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly. For the year ended May 31, 2000, ICCC's fee was $22,000, of which $1,404 was payable at May 31, 2000.

     ISI Group, Inc., an affiliate of ISI, provides distribution services to the Fund for which the Fund pays ISI Group Inc., an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. For the year ended May 31, 2000, ISI Group's fee was $91,510, of which $7,726 was payable at May 31, 2000.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

C. CAPITAL SHARE TRANSACTIONS -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:

                                   FOR THE          FOR THE
                                 YEAR ENDED       YEAR ENDED
                                MAY 31, 2000     MAY 31, 1999
                                ------------     ------------
 Shares sold ...............       463,155         1,491,211
 Shares issued to share-
   holders on reinvest-
   ment of dividends .......       106,906            63,693
 Shares redeemed ...........      (564,237)         (210,438)
                               -----------       -----------
 Net increase in shares
   outstanding .............         5,824         1,344,466
                               ===========       ===========
 Proceeds from sales
   of shares ...............   $ 5,633,029       $17,040,574
 Value of reinvested
   dividends ...............     1,301,589           713,228
 Cost of shares
   redeemed ................    (6,894,103)       (2,432,446)
                               -----------       -----------
 Net increase from capital
   share transactions ......   $    40,515       $15,321,356
                               ===========       ===========


D. INVESTMENT TRANSACTIONS -- Excluding short-term and government obligations, purchases of investment securities aggregated $19,167,606 and sales of investment securities aggregated $21,803,633 for the year ended May 31, 2000.

     On May 31, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,452,694 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,576,370.

E. NET ASSETS -- On May 31, 2000, net assets consisted of:

     Paid-in capital ...........................   $ 32,437,960
     Accumulated net realized gain
       from security transactions ..............      1,970,938
     Unrealized appreciation
       of investments ..........................      1,987,500
     Undistributed net investment
       income ..................................        147,300
                                                    -----------
                                                    $36,543,698
                                                    ===========

     ----------------------------------------------------------------------
         This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.
         For more  complete  information  regarding  any of the ISI  Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.
     ----------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of ISI Strategy Fund,Inc.

We have audited the statement of net assets of the ISI Strategy Fund, Inc., as of May 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period September 16, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ISI Strategy Fund, Inc., as of May 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
June 30, 2000


TAX INFORMATION (UNAUDITED)
FOR THE TAX YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------

The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $714,883 from long-term capital gains, all of which is taxable at the 20% capital gains rate.

Of ordinary distributions made during the fiscal year ended May 31, 2000, 38.37%
qualifies  for  the  dividends   received   deduction   available  to  corporate
shareholders.

Of the net investment income distributions made during the year ended May 31, 2000, 58.55% has been derived from investments in U.S. Treasuries.

                                       ISI
                                    STRATEGY
                                   FUND SHARES
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Edward S. Hyman                                Margaret M. Beeler
CHAIRMAN                                       ASSISTANT VICE PRESIDENT

R. Alan Medaugh                                Keith C. Reilly
PRESIDENT                                      ASSISTANT VICE PRESIDENT

Joseph R. Hardiman                             Suzanne H. Ughetta
DIRECTOR                                       ASSISTANT VICE PRESIDENT

Louis E. Levy                                  Charles A. Rizzo
DIRECTOR                                       TREASURER

Carl W. Vogt, Esq.                             Felicia A. Emry
DIRECTOR                                       SECRETARY

David R. Borger                                Amy M. Olmert
VICE PRESIDENT                                 ASSISTANT SECRETARY

Carrie L. Butler                               Daniel O. Hirsch
VICE PRESIDENT                                 ASSISTANT SECRETARY

Edward J. Veilleux
VICE PRESIDENT



INVESTMENT OBJECTIVE

An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively allocating investments between common stocks of U.S. issuers and United States Treasury securities.

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426

DISTRIBUTOR
--------------------------------------------------------------------------------
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175